Registration No. 33-15974

811-5242

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒

TLIC VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THRIVENT LIFE INSURANCE COMPANY

(Name of Depositor)

625 Fourth Avenue South,

Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (612) 844-7215

James M. Odland

Thrivent Life Insurance Company

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Thrivent Life Insurance Company

Flexible Premium Deferred

Variable Annuity

(issued by Thrivent Life Insurance Company, formerly LBVIP,

between 2/18/1988 and 4/30/2003)

Prospectuses

April 30, 2008

TLIC Variable Annuity Account A

Thrivent Series Fund, Inc.

Thrivent.com

TLIC VARIABLE ANNUITY ACCOUNT A

PROSPECTUS FOR FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Life Insurance Company (“Thrivent Life,” “we,” “us” or “our”). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.

We allocate net premiums based on your designation to one or more Subaccounts of TLIC Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc., (the “Fund”) which is an open-end management investment company (commonly known as a “mutual fund”). The accompanying prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management, Inc.)

Thrivent Partner Natural Resources Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Emerging Markets Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

(subadvised by BlackRock Investment Management, LLC)

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

(subadvised by Calvert Asset Management Company, Inc.)

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (SAI) dated April 30, 2008. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed. The Table of Contents for the Statement of Additional Information may be found on Page 38 of this Prospectus. Definitions of special terms used in this Prospectus follows the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing and should be read and kept for future reference. It is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is April 30, 2008.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.

Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Commencement Date. The date when Annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.

Contract. The individual flexible premium variable annuity Contract offered by Thrivent Life and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.

Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Day. Each day the New York Stock Exchange is open for trading.

Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order at our Service Center.

FEE AND EXPENSE TABLEs

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Fee		$30[2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)

	Current[3]	Maximum

Mortality & Expense Risk Charge	1.10%	1.25%

Total Subaccount Annual Expenses	1.10%	1.25%

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2007 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Portfolio Operating Expenses[4]
	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	0.36%	1.80%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Example

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$708	$862	$1,013	$1,750
Maximum Portfolio Expenses:	$859	$1,325	$1,801	$3,368
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$708	$862	$799	$1,750
Maximum Portfolio Expenses:	$859	$1,325	$1,603	$3,368
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$149	$463	$799	$1,750
Maximum Portfolio Expenses:	$308	$943	$1,603	$3,368

For more information, see Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first

Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.

3 The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.50%. The reimbursements may be discontinued at any time.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

Allocation of Premiums. You may allocate premiums under the Contract to one or more Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us and will never be less than an effective rate of 4% per year.

Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions at the end of the Valuation Period in which we receive the premium.

Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.

Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year; although, we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.

Exchange Program

From time to time, we may offer to exchange this variable annuity contract for the Flexible Premium Deferred Variable Annuity Contract we issue. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged for purposes of calculating surrender charges, if applicable.

Federal Tax Status

For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT LIFE AND THE VARIABLE ACCOUNT

Thrivent Life

We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly-owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Minnesota Department of Commerce as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account established by our Board of Directors in 1987. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract to up to 40 of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in corresponding Portfolios of the Fund. Note: The subaccounts italicized below are not available when receiving annuity payments under the Contract. The Subaccounts and corresponding Portfolios are:

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Subaccount	Thrivent Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Subaccount	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Subaccount	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Subaccount	Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Partner Socially Responsible Bond Subaccount	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Partner Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Partner Utilities Portfolio. To seek capital appreciation and current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stock.

Thrivent Small Cap Index Portfolio. To strive for capital growth that tracks the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the Index.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Partner Mid Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

INVESTMENT OPTIONS

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well established growth companies.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index by investing primarily in common stocks of the Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Partner Socially Responsible Bond Portfolio. To seek to maximize income.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the

INVESTMENT OPTIONS

Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations are contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, other insurance company separate accounts of Thrivent Financial and ours, and to retirement plans that are sponsored by Thrivent Financial. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Financial and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws.

♦	Changes in Federal income tax law.

♦	Changes in the investment management of the Fund.

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the response of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

Thrivent Financial acts as investment adviser for the Portfolios of the Fund and is a registered investment adviser under the Investment Advisers Act of 1940. Thrivent Financial and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Sectoral Asset Management, Inc.	Thrivent Partner Healthcare Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Natural Resources Portfolio
Aberdeen Asset Management Investment Services Limited	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Utilities Portfolio
Turner Investment Partners, Inc.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.	Thrivent Partner Worldwide Allocation Portfolio
Mercator Asset Management, LP and Principal Global Investors, LLC	Thrivent Partner International Stock Portfolio
Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, L.L.C.	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Calvert Asset Management Company, Inc.	Thrivent Partner Socially Responsible Bond Portfolio

The Fund pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or

INVESTMENT OPTIONS

eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

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Allocation of Premium

We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts to no more than 40.

The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the telephone transaction authorization form, by telephone. Any change will apply to all future premiums unless you request another change.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

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Exchange Program

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged for purposes of calculating surrender charges, if applicable.

Accumulated Value of Your Contract

On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.

We credit your Contract with Accumulation Units in a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;

♦	You make a surrender from that Subaccount; or

♦	We deduct all or part of the administrative charge from that Subaccount.

Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:

(a)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(b)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:

(a)	Is the sum of:

(i)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

THE CONTRACT

(ii)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.

(iii)	A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(b)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(c)	Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.

Minimum Accumulated Value

We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:

(1)	At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.

(2)	If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.

If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.

Death Benefit Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.

The amount of the death benefit will be the greatest of:

♦	The Accumulated Value on the date we calculate the Death Benefit;

♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and

♦

The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.

The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount.

THE CONTRACT

If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:

(1)	The principal and interest are completely distributed within five years after the date of death; or

(2)	If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.

Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.

Surrender

On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charges).

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A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.

A partial surrender must be at least $200, unless it is being used to pay a premium or loan on another Thrivent product, and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes. If you have completed an approved telephone transaction authorization form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.

You must have a Medallion Signature Guarantee if you want to do any of the following:

♦	Surrender a value of more than $100,000;

♦	Send proceeds to an address other than the one listed on your account; or

♦	Make the check payable to someone other than the current owner(s).

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial Surrender form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers

On or before the Annuity Commencement Date, you may request the transfer of all or a part of your

THE CONTRACT

Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	By telephone after completing an approved telephone transfer authorization form.

We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.

Transfers are subject to the following conditions:

♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.

♦

We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.

♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.

Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.

After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts:

(1)	By giving us Written Notice, or

(2)	By telephone after completing a telephone transaction authorization form.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by Contract Owners can disrupt Portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding Subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the Subaccounts. We may use a combination of monitoring Contract Owner activity and restricting Contract Owner transfers. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a Contract Owner’s Subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that Subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

THE CONTRACT

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject, restrict or cancel any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Contract Owners still may be subject to the harmful effects of abusive trading practices if we are unable to detect and deter such practices.

Dollar Cost Averaging

You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to up to 40 Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date. If you subsequently allocate additional amounts to the Thrivent Money Market Subaccount, the transfers will begin again on the schedule you set unless you terminate the Money Market Dollar Cost Averaging program. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to terminate the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of any month) and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may conduct certain transactions via telephone if you complete the approved telephone transaction authorization form on file with us. You can establish this authorization at the time of application or any time after issue of your contract. Telephone transaction authorization will allow you to make bank changes, withholding changes, withdrawals and transfers pursuant to your telephone instructions. We employ reasonable security procedures to ensure the authenticity of telephone instructions, including, among other things, requiring identifying information, recording conversations, and providing written confirmations of transactions. Nevertheless, we will honor telephone instructions from anyone who provides the correct identifying information. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to observe reasonable procedures. The phone number for telephone transactions is (800) THRIVENT or (1-800-847-4836). We reserve the right to suspend or limit telephone transactions.

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Assignments

Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.

The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.

Surrender Charges

Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%

After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

♦

Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.

♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year 3, there is no surrender charge applied to amounts which you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess (see Sufficiency of Charges below). We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Administrative Charge

Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we

CHARGES AND DEDUCTIONS

incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.

Premium Taxes

We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.

Other Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal

CHARGES AND DEDUCTIONS

income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Commencement Date

The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued.

Annuity Proceeds

The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s entire Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions—Premium Taxes.

We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

We reserve the right to limit the number of allocations to subaccounts and the fixed account to no more than 40. In addition, the following subaccounts are not available when receiving annuity payments:

♦	Thrivent Partner Healthcare Portfolio

♦	Thrivent Partner Natural Resources Portfolio

♦	Thrivent Partner Emerging Markets Portfolio

♦	Thrivent Partner Utilities Portfolio

♦	Thrivent Partner Worldwide Allocation Portfolio

♦	Thrivent Partner Socially Responsible Stock Portfolio

♦	Thrivent Partner All Cap Growth Portfolio

♦	Thrivent Partner All Cap Value Portfolio

ANNUITY PROVISIONS

♦	Thrivent Equity Income Plus Portfolio

♦	Thrivent Partner Socially Responsible Bond Portfolio

You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Commencement Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years. You may not revoke or change the option once annuity payments begin.

Thrivent Aggressive Allocation Subaccount, Thrivent Moderately Aggressive Allocation Subaccount, Thrivent Moderate Allocation Subaccount, Thrivent Moderately Conservative Allocation Subaccount, and Thrivent Partner Mid Cap Value Subaccount are not available in a variable annuity settlement option.

In addition to these options, proceeds may be paid under any other settlement option agreeable to us.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the

ANNUITY PROVISIONS

option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:

(a)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(b)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.

(c)	Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

Postponement of Payments

We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets. Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date

GENERAL PROVISIONS

it is received at our Service Center, in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

FEDERAL TAX STATUS

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment

In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will

FEDERAL TAX STATUS

be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners or the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.

FEDERAL TAX STATUS

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity Contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity

FEDERAL TAX STATUS

issued by us, the IRS may treat the two Contracts as one Contract. Similarly, if a person transfers part of his or her interest in one annuity Contract to purchase another annuity Contract, the IRS might treat the two Contracts as one Contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one Contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity Contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity Contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two Contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity Contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the Contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a

FEDERAL TAX STATUS

“Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly rolled over/converted to a Roth IRA.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly transferred to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a

VOTING RIGHTS

result we determine that it is permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for Investment Mgt. are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of our and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Life. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Life in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial (Thrivent Life is a wholly-owned subsidiary of Thrivent Financial) or our

SALES AND OTHER AGREEMENTS

affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of Thrivent Financial (Thrivent Life does not currently sell any new insurance or annuity products). It is more profitable for us and our affiliates if members purchase product issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 1% to 3.85% of premiums paid into the Contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these Contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and

♦	providing services to Contract Owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent Investment Mgt. is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

FINANCIAL STATEMENTS

Financial statements of the Variable Account and Thrivent Life are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Administration of the Contracts
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about TLIC Variable Annuity Account A are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

TLIC VARIABLE ANNUITY ACCOUNT A

1933 Act Registration No. 33-15974

1940 Act Registration No. 811-5242

Please send me the Statement of Additional Information (SAI) for the: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (TLIC VARIABLE ANNUITY ACCOUNT A)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following table shows the historical performance of Accumulation Unit Values and number of Accumulation Units for each of the pervious 10 years (or a shorter period if the Subaccount has not been in existence for 10 years) ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

Thrivent Aggressive Allocation Subaccount[6]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.78	$11.36	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	$12.78	$11.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	3,381,310	2,795,101	830,461	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Thrivent Moderately Aggressive Allocation Subaccount[6]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.45	$11.13	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.27	$12.45	$11.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	13,482,283	9,260,101	2,550,327	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Thrivent Moderate Allocation Subaccount[6]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.04	$10.92	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	$12.04	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	20,599,232	14,202,815	3,625,066	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Thrivent Moderately Conservative Allocation Subaccount[6]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$11.55	$10.66	$10.00	$10.86	$ 7.25	$10.00	N/A	N/A	N/A	N/A
End of period	$12.06	$11.55	$10.66	$11.26	$10.86	$ 7.25	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	8,375,986	5,352,009	1,431,755	352,060	314,936	49,269	N/A	N/A	N/A	N/A
Thrivent Technology Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$11.80	$11.55	$11.26	$10.86	$ 7.25	$10.00	N/A	N/A	N/A	N/A
End of period	$12.96	$11.80	$11.55	$11.26	$10.86	$ 7.25	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	248,877	231,671	282,945	352,060	314,936	49,269	N/A	N/A	N/A	N/A

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Growth Subaccount[3]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$13.64	$12.25	$11.92	$10.82	$ 7.61	$10.54	$10.00	N/A	N/A	N/A
End of period	$14.64	$13.64	$12.25	$11.92	$10.82	$ 7.61	$10.54	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	489,472	558,066	697,805	830,139	914,709	909,417	118,704	N/A	N/A	N/A
Thrivent Partner Small Cap Value Subaccount[5]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$21.18	$17.62	$16.99	$14.05	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$20.73	$21.18	$17.62	$16.99	$14.05	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	529,811	635,521	695,137	663,591	166,307	N/A	N/A	N/A	N/A	N/A
Thrivent Small Cap Stock Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$15.36	$13.77	$12.79	$10.69	$ 7.71	$10.00	N/A	N/A	N/A	N/A
End of period	$16.12	$15.36	$13.77	$12.79	$10.69	$ 7.71	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	900,039	1,097,211	1,054,332	727,667	420,820	142,242	N/A	N/A	N/A	N/A
Thrivent Small Cap Index Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$15.30	$13.48	$12.70	$10.52	$ 7.70	$10.00	N/A	N/A	N/A	N/A
End of period	$15.05	$15.30	$13.48	$12.70	$10.52	$ 7.70	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	859,252	1,109,577	1,406,279	1,357,127	1,003,693	466,879	N/A	N/A	N/A	N/A
Thrivent Mid Cap Growth Portfolio[2]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$18.63	$17.34	$15.76	$14.31	$10.64	$14.56	$18.35	$16.36	$11.05	$10.00
End of period	$22.10	$18.63	$17.34	$15.76	$14.31	$10.64	$14.56	$18.35	$16.36	$11.05
Number of Accumulation Units Outstanding at end of period	5,706,610	7,339,301	10,003,074	12,665,284	9,243,292	10,236,124	12,809,572	12,171,594	6,431,896	3,418,387
Thrivent Mid Cap Growth Subaccount II3
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$10.90	$10.15	$ 9.23	$8.01	$5.90	$10.59	$10.00	N/A	N/A	N/A
End of period	$12.92	$10.90	$10.15	$9.23	$8.01	$ 5.90	$10.59	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	398,039	482,817	668,322	868,195	972,723	1,013,742	136,571	N/A	N/A	N/A

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Mid Cap Value Subaccount[6]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$13.12	$11.46	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	$13.12	$11.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	290,674	165,014	75,299	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Thrivent Mid Cap Stock Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$15.82	$14.11	$12.25	$10.57	$ 8.08	$10.00	N/A	N/A	N/A	N/A
End of period	$16.54	$15.82	$14.11	$12.25	$10.57	$ 8.08	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	1,210,895	1,437,108	1,204,578	577,441	300,513	124,386	N/A	N/A	N/A	N/A
Mid Cap Index Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$14.74	$13.57	$12.22	$10.67	$ 8.00	$10.00	N/A	N/A	N/A	N/A
End of period	$15.69	$14.74	$13.57	$12.22	$10.67	$ 8.00	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	903,865	1,115,867	1,415,720	1,330,512	964,154	525,000	N/A	N/A	N/A	N/A
Thrivent Partner International Stock Subaccount[1]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$18.08	$15.04	$13.37	$11.69	$ 9.01	$11.03	$14.12	$17.02	$12.83	$11.11
End of period	$19.77	$18.08	$15.04	$13.37	$11.69	$ 9.01	$11.03	$14.12	$17.02	$12.83
Number of Accumulation Units Outstanding at end of period	7,165,238	8,563,525	10,485,094	10,722,196	10,366,883	11,565,723	13,795,948	14,909,995	13,003,269	12,306,954
Thrivent Partner All Cap Subaccount[3]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$11.53	$10.10	$ 8.63	$7.67	$6.28	$10.30	$10.00	N/A	N/A	N/A
End of period	$13.73	$11.53	$10.10	$8.63	$7.67	$ 6.28	$10.30	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	1,427,873	1,547,956	1,590,450	1,515,215	1,720,705	1,946,608	148,542	N/A	N/A	N/A
Thrivent Large Cap Growth Subaccount
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$54.83	$51.94	$49.07	$46.08	$35.70	$51.57	$64.49	$68.60	$48.27	$38.02
End of period	$63.31	$54.83	$51.94	$49.07	$46.08	$35.70	$51.57	$64.49	$68.60	$48.27
Number of Accumulation Units Outstanding at end of period	9,083,525	11,769,350	15,647,693	19,203,346	22,162,134	25,729,422	34,412,374	38,005,259	39,848,868	40,609,569

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount II3
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$10.58	$10.02	$ 9.46	$8.89	$7.32	$10.08	$10.00	N/A	N/A	N/A
End of period	$12.19	$10.58	$10.02	$9.46	$8.89	$ 7.32	$10.08	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	402,889	555,960	797,515	1,041,070	1,291,106	1,182,783	131,703	N/A	N/A	N/A
Thrivent Partner Growth Stock Subaccount[3]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.80	$11.43	$10.87	$10.00	$ 7.71	$10.15	$10.00	N/A	N/A	N/A
End of period	$13.83	$12.80	$11.43	$10.87	$10.00	$ 7.71	$10.15	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	1,303,592	1,529,931	1,967,246	2,137,629	1,846,949	1,705,359	135,529	N/A	N/A	N/A
Thrivent Large Cap Value Subaccount[3]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$13.64	$11.61	$10.97	$ 9.72	$7.72	$10.13	$10.00	N/A	N/A	N/A
End of period	$14.12	$13.64	$11.61	$10.97	$9.72	$ 7.72	$10.13	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	5,116,247	6,184,943	7,244,625	6,910,640	5,813,172	4,898,403	187,673	N/A	N/A	N/A
Thrivent Large Cap Stock Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.06	$10.89	$10.46	$ 9.74	$8.12	$10.00	N/A	N/A	N/A	N/A
End of period	$12.83	$12.06	$10.89	$10.46	$9.74	$ 8.12	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	2,728,381	3,396,559	7,244,625	3,438,839	2,152,631	694,748	N/A	N/A	N/A	N/A
Thrivent Large Cap Index Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$13.45	$11.79	$11.38	$10.41	$ 8.21	$10.00	N/A	N/A	N/A	N/A
End of period	$13.99	$13.45	$11.79	$11.38	$10.41	$ 8.21	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	1,897,500	2,273,859	2,931,896	2,699,871	1,679,602	700,953	N/A	N/A	N/A	N/A
Thrivent Real Estate Securities Subaccount[5]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$25.66	$19.33	$17.26	$12.91	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$21.11	$25.66	$19.33	$17.26	$12.91	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	946,128	1,359,728	1,583,974	1,404,728	624,853	N/A	N/A	N/A	N/A	N/A

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Balanced Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$12.99	$11.79	$11.47	$10.73	$ 9.26	$10.00	N/A	N/A	N/A	N/A
End of period	$13.55	$12.99	$11.79	$11.47	$10.73	$ 9.26	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	1,008,314	1,232,782	1,650,322	1,791,677	1,454,579	817,126	N/A	N/A	N/A	N/A
Thrivent High Yield Subaccount
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$30.66	$28.11	$27.32	$25.08	$19.81	$21.93	$23.02	$29.28	$26.78	$27.50
End of period	$31.16	$30.66	$28.11	$27.32	$25.08	$19.81	$21.93	$23.02	$29.28	$26.78
Number of Accumulation Units Outstanding at end of period	5,920,639	7,577,837	9,953,865	12,332,094	14,069,694	16,106,187	21,648,532	25,120,689	28,113,688	30,755,311
Thrivent Diversified Income Plus Subaccount[4,7]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$15.14	$13.40	$13.08	$12.24	$ 9.87	$10.00	N/A	N/A	N/A	N/A
End of period	$14.83	$15.14	$13.40	$13.08	$12.24	$ 9.87	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	958,713	637,398	470,579	626,080	502,089	202,646	N/A	N/A	N/A	N/A
Thrivent Income Subaccount
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$31.10	$29.83	$29.48	$28.46	$26.52	$25.35	$23.88	$21.87	$22.57	$20.86
End of period	$31.93	$31.10	$29.83	$29.48	$28.46	$26.52	$25.35	$23.88	$21.87	$22.57
Number of Accumulation Units Outstanding at end of period	6,663,742	8,259,452	10,912,633	13,494,845	16,486,382	20,490,429	24,422,984	25,122,916	28,451,334	29,930,726
Thrivent Bond Index Subaccount[4]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$11.73	$11.40	$11.28	$10.98	$10.71	$10.00	N/A	N/A	N/A	N/A
End of period	$12.26	$11.73	$11.40	$11.28	$10.98	$10.71	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	945,960	1,070,117	1,346,249	1,521,192	1,506,286	1,349,942	N/A	N/A	N/A	N/A
Thrivent Limited Maturity Bond Subaccount[3]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$11.28	$10.91	$10.82	$10.74	$10.39	$ 9.93	$10.00	N/A	N/A	N/A
End of period	$11.60	$11.28	$10.91	$10.82	$10.74	$10.39	$ 9.93	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	2,995,120	3,622,100	4,573,590	5,105,245	5,012,422	5,336,271	469,763	N/A	N/A	N/A

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Thrivent Mortgage Securities Subaccount[5]
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$10.86	$10.49	$10.40	$10.11	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$11.30	$10.86	$10.49	$10.40	$10.11	N/A	N/A	N/A	N/A	N/A
Number of Accumulation Units Outstanding at end of period	329,303	408,617	521,008	526,424	292,382	N/A	N/A	N/A	N/A	N/A
Thrivent Money Market Subaccount
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Accumulation Unit Value:
Beginning of period	$1.91	$1.84	$1.81	$1.81	$1.81	$1.81	$1.76	$1.67	$1.61	$1.55
End of period	$1.98	$1.91	$1.84	$1.81	$1.81	$1.81	$1.81	$1.76	$1.67	$1.61
Number of Accumulation Units Outstanding at end of period	22,193,342	19,629,320	17,414,725	22,542,303	32,435,679	65,743,168	89,170,526	74,065,256	83,641,287	60,691,110

[1]	The Subaccount commenced operations on January 18, 1996.
[2]	The Subaccount commenced operations on January 30, 1998.
[3]	The Subaccounts commenced operations on November 30, 2001.
[4]	The Subaccounts commenced operations on April 30, 2002.
[5]	The Subaccounts commenced operations on April 30, 2003.
[6]	The Subaccounts commenced operations on April 29, 2005.
[7]	The Subaccount changed its name on June 27, 2006. It was formerly known as Thrivent High Yield Portfolio II.

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

Thrivent Life Insurance Company

Thrivent Investment Management

The variable annuity contract described herein is issued by Thrivent Life Insurance Company, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

VP63 (VIP) R4-08

Contract Form V2-VY-FPVA-1

TLIC VARIABLE ANNUITY ACCOUNT A

Statement of Additional Information

Dated April 30, 2008

For

Flexible Premium Deferred Variable Annuity Contract

Issued By

THRIVENT LIFE INSURANCE COMPANY

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2008 (the “Prospectus”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Life Insurance Company (“Thrivent Life”). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, WI 54919, by calling 800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. ( a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompany the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Life.

ADMINISTRATION OF THE CONTRACTS

Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life’s use of Thrivent Financial’s personnel and facilities. During 2007, 2006 and 2005, Thrivent Life paid Thrivent Financial $6.69 million, $6.71 million and $8.73 million, respectively, for all services provided pursuant to this agreement.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a principal underwriting and servicing agreement to which Thrivent Investment Management Inc. and Thrivent Life, on behalf of itself and the separate account, are parties. The Contract is no longer sold but we continue to take premium payments.

From time to time, Thrivent Life may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by Thrivent Financial in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

The offering of the contracts is continuous.

2

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management retained $0.

2007	2006	2005
$3,130,501	$3,133,284	$3,774,166

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated balance sheets of Thrivent Financial as of December 31, 2007 and 2006, as well as the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2007, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of TLIC Variable Annuity Account A at December 31, 2007 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Life included in this Statement of Additional Information and Registration Statement should be considered as bearing only upon the ability of Thrivent Life Insurance Company to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Life Insurance Company

We have audited the accompanying consolidated balance sheets of Thrivent Life Insurance Company (“Thrivent Life”) as of December 31, 2007 and 2006, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of Thrivent Life’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Life’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Life at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 1, 2008

Thrivent Life Insurance Company

Consolidated Balance Sheets

As of December 31, 2007 and 2006

(in thousands)

	2007	2006
Assets
Fixed maturity securities, at fair value	$1,035,955	$1,075,403
Equity securities, at fair value	9,966	13,194
Contract loans	13,330	12,941
Short-term investments	53,836	72,116
Amounts due from brokers	81	167

Total investments	1,113,168	1,173,821

Cash and cash equivalents	22,268	11,238
Accrued investment income	11,640	11,584
Receivables	7,318	4,013
Deferred acquisition costs	119,826	129,612
Other assets	2	3
Assets held in separate accounts	2,501,803	2,521,466

Total Assets	$3,776,025	$3,851,737

Liabilities
Future contract benefits	$175,306	$177,162
Contractholder funds	718,171	783,124
Unpaid claims and claim expenses	7,568	10,478
Amounts due to brokers	7	—
Securities lending obligation	53,824	71,537
Dividends payable to stockholder	25,500	—
Other liabilities	36,021	37,090
Liabilities related to separate accounts	2,501,803	2,521,466

Total Liabilities	3,518,200	3,600,857
Stockholder’s Equity
Common stock	5,000	5,000
Additional paid-in capital	90,800	90,800
Retained earnings	164,823	157,955
Accumulated other comprehensive loss	(2,798)	(2,875)

Total Stockholder’s Equity	257,825	250,880

Total Liabilities and Stockholder’s Equity	$3,776,025	$3,851,737

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Life Insurance Company

Consolidated Statements of Operations

For the Years Ended December 31, 2007, 2006 and 2005

(in thousands)

	2007	2006	2005
Revenues
Premiums	$10,245	$14,437	$10,436
Net investment income	60,763	62,702	58,206
Realized investment losses, net	(1,987)	(6,193)	(1,295)
Contract charges	35,956	37,295	39,295
Investment advisory fees and other revenue	63,296	51,390	64

Total Revenues	168,273	159,631	106,706

Benefits and Expenses
Contract claims and other benefits	23,884	23,835	26,452
(Decrease) Increase in contract reserves	(3,063)	2,267	(4,928)
Interest credited	31,956	35,449	35,410

Total benefits	52,777	61,551	56,934

Underwriting, acquisition and insurance expenses	9,206	9,946	10,752
General administrative expenses	31,933	28,456	—
Amortization of deferred acquisition costs	15,733	16,278	16,276

Total expenses	56,872	54,680	27,028

Total Benefits and Expenses	109,649	116,231	83,962

Income Before Income Taxes	58,624	43,400	22,744

Income tax expense (benefit)	17,756	13,278	(831)

Net Income	$40,868	$30,122	$23,575

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Life Insurance Company

Consolidated Statements of Stockholder’s Equity

For the Years Ended December 31, 2007, 2006 and 2005

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance, January 1, 2005	$5,000	$90,800	$138,258	$8,161	$242,219
Comprehensive Income (Loss):
Net income	—	—	23,575	—	23,575
Other comprehensive loss	—	—	—	(10,488)	(10,488)

Total comprehensive income					13,087

Balance, December 31, 2005	5,000	90,800	161,833	(2,327)	255,306

Dividends to stockholder	—	—	(34,000)	—	(34,000)

Comprehensive Income (Loss):
Net income	—	—	30,122	—	30,122
Other comprehensive loss	—	—	—	(548)	(548)

Total comprehensive income					29,574

Balance, December 31, 2006	5,000	90,800	157,955	(2,875)	250,880

Dividends to stockholder	—	—	(34,000)	—	(34,000)

Comprehensive Income:
Net income	—	—	40,868	—	40,868
Other comprehensive income	—	—	—	77	77

Total comprehensive income					40,945

Balance, December 31, 2007	$5,000	$90,800	$164,823	$(2,798)	$257,825

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Life Insurance Company

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2007, 2006 and 2005

(in thousands)

	2007	2006	2005
Operating Activities
Net Income	$40,868	$30,122	$23,575
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	(4,766)	(955)	(2,981)
Change in contractholder funds	(44,537)	(39,117)	78,146
Change in deferred acquisition costs	10,032	10,575	9,284
Realized investment losses, net	1,987	6,193	1,295
Changes in other assets and liabilities	(2,813)	(4,425)	(10,886)

Net Cash Provided by Operating Activities	771	2,393	98,433

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	273,583	572,537	375,077
Cost of fixed maturity securities acquired	(237,083)	(502,816)	(457,647)
Proceeds from sales of equity securities	2,865	2,427	—
Cost of equity securities acquired	(375)	(16,318)	—
Contract loans issued, net	(389)	(580)	(141)
Sales of short-term investments, net	18,280	78,632	6,802
Change in collateral held for securities lending	(17,713)	(79,213)	(6,797)
Other, net	7	(1,017)	2,417

Net Cash Provided by (Used in) Investing Activities	39,175	53,652	(80,289)

Financing Activities
Dividends paid	(8,500)	(34,000)	—
Universal life and investment contract receipts	15,043	16,174	20,857
Universal life and investment contract withdrawals	(35,459)	(45,052)	(32,412)

Net Cash Used in Financing Activities	(28,916)	(62,878)	(11,555)

Net Change in Cash and Cash Equivalents	11,030	(6,833)	6,589
Cash and Cash Equivalents, Beginning of Year	11,238	18,071	11,482

Cash and Cash Equivalents, End of Year	$22,268	$11,238	$18,071

Supplemental information:
Cash paid during the year for income taxes	$20,318	$17,253	$6,201

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2007, 2006 and 2005

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Life Insurance Company (“Thrivent Life”) offers primarily variable life insurance and variable annuity products to its customers. Thrivent Life is a wholly owned subsidiary of Thrivent Financial Holdings, Inc. (“Holdings”), which is a wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”). Thrivent Life, together with Thrivent Financial, a fraternal benefit society, provides financial products and services to its members through a network of career financial associates. Thrivent Life is licensed to sell business in 42 states throughout the United States. Thrivent Life has not issued any new contracts since 2003.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The significant accounting practices used in preparation of the financial statements are summarized as follows:

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Life and its wholly owned subsidiary, Thrivent Asset Management LLC (“Asset Mgt.”), which commenced operations on January 1, 2006. Asset Mgt. serves as the investment advisor of Thrivent Financial’s family of mutual funds (collectively, the “Funds”). Substantially all of the revenue and expenses of Asset Mgt. are derived from transactions with affiliated entities. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as available for sale and carried at fair value. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities:  Investments in equity securities are classified as available for sale and carried at fair value.

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments:  Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments consist primarily of collateral on loaned securities (which is invested in an affiliated money market mutual fund), short-term government securities and corporate notes. Substantially all the short-term investments have contractual maturities of 12 months or less at the time of acquisition.

Loaned securities:  Securities loaned under Thrivent Life’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Life generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in a segregated affiliated money

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Investments, continued

market mutual fund included in short-term investments on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheet. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available for sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income (loss) component of stockholder’s equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Life periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. Factors considered in the evaluation include the following: 1) Thrivent Life’s ability to collect all amounts due according to the contractual terms of the debt security; 2) the financial condition of the issuer; 3) the near-term prospects of the issuer; 4) the length of time of the impairment; 5) the extent of the impairment; 6) Thrivent Life’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery in the market; 7) Thrivent life’s intent to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in the market. Investments that are determined to be other-than-temporarily impaired are written down to fair value, and the write-down is included in realized investment losses in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

These costs are primarily amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Life, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death benefits. At both December 31, 2007 and 2006, future contract benefits included less than $1 million for these benefits.

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Contract Liabilities and Accruals

Reserves for future contract benefits for limited-payment contracts are determined using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims, based on past experience.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

Considerations for limited-payment contracts are recognized as premium when received. Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

Investments Advisory Fee Revenue and Subadvisor Expenses

Investment advisory revenues are recognized as earned based on the average daily asset values outstanding of managed investments. Subadvisor fees are recorded on trade-date basis.

Income Taxes

Thrivent Life is included in the consolidated federal income tax return of Holdings and Holdings’ wholly owned subsidiaries. Consolidated federal income tax liabilities or credits, including utilization of loss carryforwards, are allocated among the affiliated members in accordance with a tax-sharing agreement with Holdings.

New Accounting Standards

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48-1, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48-1”). This statement clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement of Financial Accounting Standard (“SFAS”) No. 109, Accounting for Income Taxes. Thrivent Life adopted FIN 48-1 during 2007 and the adoption did not have a significant impact on the consolidated financial statements.

In September 2005, the AICPA issued Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs (“DAC”) in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

New Accounting Standards, continued

replacements of insurance and investment contracts. Thrivent Life adopted SOP 05-1 during 2007, and the adoption did not have a significant impact on the consolidated financial statements.

In November 2005, the FASB issued FASB Staff Position (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments. This FSP provides additional guidance for evaluating impaired securities for indicators on an impairment that is other than temporary. Thrivent Life adopted FSP FAS 115-1 and FAS 124-1 during 2006, and the adoption did not have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Life’s investments in fixed maturity securities as of December 31 are summarized as follows (in thousands):

December 31, 2007	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
Loan-backed obligations of U.S.government corporations and agencies	$189,356	$1,622	$1,384	$189,594
U.S. Treasury securities and non- loan-backed obligations of U.S.government corporations and agencies	43,646	2,363	24	45,985
Corporate and other bonds	608,756	6,052	11,863	602,945
Mortgage & asset-backed securities	200,816	795	4,180	197,431

Total fixed maturity securities	$1,042,574	$10,832	$17,451	$1,035,955

December 31, 2006
Loan-backed obligations of U.S.government corporations and agencies	$239,996	$742	$3,513	$237,225
U.S. Treasury securities and non- loan-backed obligations of U.S.government corporations and agencies	30,709	1,138	429	31,418
Corporate and other bonds	603,640	5,092	8,880	599,852
Mortgage & asset-backed securities	208,127	553	1,772	206,908

Total fixed maturity securities	$1,082,472	$7,525	$14,594	$1,075,403

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position as of December 31, 2007 (in thousands):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Loan-backed obligations of U.S.government corporations and agencies	—	$—	$—	21	$116,695	$1,384
U.S. Treasury securities and non- loan-backed obligations of U.S.government corporations and agencies	—	—	—	1	1,973	24
Corporate and other bonds	108	146,947	5,248	80	161,049	6,615
Mortgage & asset-backed securities	10	47,981	2,725	20	74,887	1,455

Total fixed maturity securities	118	$194,928	$7,973	122	$354,604	$9,478

As of December 31, 2007, gross unrealized losses on fixed maturity securities totaled $17.5 million comprising 240 issuers. The average unrealized loss per security is $73,000 at December 31, 2007 and the unrealized loss is primarily due to changes in interest rates subsequent to purchase of the security. Based on Thrivent Life’s review of these securities, two fixed maturity securities with unrealized losses were considered other than temporarily impaired and were written down in 2007.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2007 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	Amortized Cost	Fair Value
Due in one year or less	$41,862	$41,648
Due after one year through five years	207,839	209,669
Due after five years through ten years	282,778	279,054
Due after ten years	119,923	118,559
Loan-backed obligations of U.S. government corporations and agencies	189,356	189,594
Mortgage- & asset-backed securities	200,816	197,431

Total fixed maturity securities	$1,042,574	$1,035,955

Equity Securities

The cost and fair value of Thrivent Life’s investment in equity securities as of December 31 are summarized as follows (in thousands):

	2007	2006
Cost	$11,126	$13,777
Gross unrealized gains	—	—
Gross unrealized losses	(1,160)	(583)

Fair value	$9,966	$13,194

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities, continued

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2007 (in thousands):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Equity securities	1	$375	$—	5	$9,591	$1,160

As of December 31, 2007, gross unrealized losses on equity securities totaled $1.2 million comprising six issuers. Based on Thrivent Life’s review of these securities, none of the equity securities were considered other than temporarily impaired.

Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in thousands):

	2007	2006	2005
Fixed maturity securities	$57,163	$60,514	$56,695
Equity securities	1,399	859	—
Contract loans	924	915	884
Other	1,872	949	1,105

Subtotal	61,358	63,237	58,684
Investment expenses	595	535	478

Net investment income	$60,763	$62,702	$58,206

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in thousands):

	2007	2006	2005
Net gains (losses) on sales:
Fixed maturity securities:
Gross gains	$2,430	$3,017	$1,879
Gross losses	(3,075)	(9,094)	(3,172)
Equity securities:
Gross losses	(161)	(114)	—
Provisions for losses	(1,184)	(2)	(2)
Other	3	—	—

Realized investment losses	$(1,987)	$(6,193)	$(1,295)

Proceeds from the sale of investments in fixed maturity securities were $242 million, $570 million and $358 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss as of December 31 are shown below (in thousands):

	2007	2006
Unrealized investment losses	$(7,778)	$(7,650)
Deferred acquisition cost adjustment	3,473	3,227
Deferred income taxes	1,507	1,548

Total	$(2,798)	$(2,875)

Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, are as follow (in thousands):

	2007	2006	2005
Unrealized investment gains and losses arising during the period on securities available for sale	$(2,118)	$(7,441)	$(30,001)
Reclassification adjustment for realized gains and losses included in net income	1,990	6,193	1,295
Change in deferred acquisition costs due to unrealized investment gains and losses	246	405	12,571
Change in deferred income taxes due to unrealized investment gains and losses	(41)	295	5,647

Total other comprehensive income (loss)	$77	$(548)	$(10,488)

Note 3. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows (in thousands):

	2007	2006	2005
Balance at beginning of year	$126,385	$136,960	$146,244
Capitalization of acquisition costs	5,701	5,703	6,992
Acquisition costs amortized	(15,733)	(16,278)	(16,276)

	116,353	126,385	136,960
Adjustment for unrealized investment gains	3,473	3,227	2,822

Balance at end of year	$119,826	$129,612	$139,782

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 4. Income Taxes

The components of Thrivent Life’s net income tax liability, which is included as a component of other liabilities, as of December 31 were as follows (in thousands):

	2007	2006
Tax payable	$(2,901)	$(225)
Deferred tax liability, net	(28,595)	(33,792)

Total	$(31,496)	$(34,017)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of Thrivent Life’s net deferred tax liability as of December 31 were as follows (in thousands):

	2007	2006
Deferred tax assets:
Loss reserves	$5,953	$5,601
Unrealized investments gains	1,507	1,548
Capital loss carryforward	1,174	893
Permanent Impairment, Bonds	414	—
Other	3,192	1,394

Deferred tax assets	12,240	9,436

Deferred tax liabilities:
Deferred acquisition costs	(39,006)	(42,210)
Other	(240)	(125)

Deferred tax liabilities	(39,246)	(42,335)

Valuation allowance	(1,589)	(893)

Net deferred tax liability	$(28,595)	$(33,792)

Components of the provision for income taxes for the years ended December 31 were as follows (in thousands):

	2007	2006	2005
Current expense	$22,994	$15,933	$1,459
Deferred expense (benefit)	(5,238)	(2,655)	(2,290)

Total tax expense (benefit)	$17,756	$13,278	$(831)

Thrivent Life’s effective tax rate for the years ended December 31, 2007, 2006 and 2005 was 30%, 31% and (4)%, respectively. The difference between the effective rate and the statutory rate of 35% is due primarily to the dividends received deduction and changes in tax-basis reserve valuations.

At December 31, 2007, Thrivent Life had a capital loss carryforward of $3,356,000, which begins to expire in 2011 and for which a 100% valuation allowance has been recorded. There are no material tax contingencies recorded that warrant disclosure under FIN 48-1. Tax years 2004 and subsequent are subject to examination by the Internal Revenue Service.

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 5. Stockholder’s Equity

The capital stock of Thrivent Life consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. The amount of dividends that Thrivent Life may pay to its parent without prior approval of the Minnesota Department of Commerce is limited to the greater of 10% of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. In both 2007 and 2006, Thrivent Life declared dividends to its parent in the amount of $34 million. Statutory-basis net income for the years ended December 31, 2007, 2006 and 2005 was $49 million, $34 million and $34 million, respectively. Statutory-basis capital and surplus as of December 31, 2007 and 2006 was $178 million and $168 million, respectively.

Note 6. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Life; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Life.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Contract Loans

The carrying amounts for these instruments approximate their fair values.

Short-term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Thrivent Life Insurance Company

Notes to Consolidated Financial Statements, continued

Note 6. Fair Value of Financial Instruments, continued

Financial Liabilities

The fair values for Thrivent Life’s liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in contractholder funds in the accompanying Consolidated Balance Sheets.

The carrying value and estimated fair value of Thrivent Life’s financial instruments as of December 31 are as follows (in thousands):

	2007		2006
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Fixed maturity securities	$1,035,955	$1,035,955	$1,075,403	$1,075,403
Equity securities	9,966	9,966	13,194	13,194
Contract loans	13,330	13,330	12,941	12,941
Short-term investments	53,836	53,836	72,116	72,116
Cash and cash equivalents	22,268	22,268	11,238	11,238
Separate account assets	2,501,803	2,501,803	2,521,466	2,521,466
Financial Liabilities:
Deferred annuities	620,835	620,500	681,630	680,933
Deposit-type contracts	83,618	83,618	88,241	88,241
Separate account liabilities	2,501,803	2,501,803	2,521,466	2,521,466

Note 7. Contingent Liabilities

Thrivent Life is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. Thrivent Life believes adequate provision has been made for any potential losses that may result from these matters. In addition, Thrivent Life is currently reviewing a product tax matter for certain life insurance contracts, which may result in payments to correct any identified issues. The extent of any such payments is not known at this time, but would not be significant to the financial position of Thrivent Life.

Note 8. Related Party Transactions

Thrivent Life has an agreement whereby Thrivent Financial provides administrative and operating functions on behalf of Thrivent Life. Expenses allocated to Thrivent Life under the terms of this agreement totaled $30 million, $30 million and $9 million for the years ended December 31, 2007, 2006 and 2005, respectively. As of December 31, 2007 and 2006, Thrivent Life has a net payable to Thrivent Financial totaling $3 million and $4 million, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

Thrivent Life has an agreement with an affiliate to distribute Thrivent Life’s variable products. Under the terms of the agreement, Thrivent Life paid commissions to the affiliate totaling $3 million, $3 million and $4 million, respectively, during the years ended December 31, 2007, 2006 and 2005.

Beginning January 1, 2006, Thrivent Life, through Asset Mgt., has an agreement with the Funds to provide investment advisory services, accounting and administrative services. Thrivent Life received $63 million and $51 million in revenues for the years ended December 31, 2007 and 2006, respectively, which are included in investment advisory fees and other revenues on the Consolidated Statements of Operations.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of TLIC Variable Annuity Account A (the Account) (comprising, respectively, the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Technology, Partner Small Cap Growth, Partner Small Cap Value, Small Cap Stock, Small Cap Index, Mid Cap Growth, Mid Cap Growth II, Partner Mid Cap Value, Mid Cap Stock, Mid Cap Index, Partner International Stock, Partner All Cap, Large Cap Growth, Large Cap Growth II, Partner Growth Stock, Large Cap Value, Large Cap Stock, Large Cap Index, Real Estate Securities, Balanced, High Yield, Diversified Income Plus, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TLIC Variable Annuity Account A at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 22, 2008

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities

As of December 31, 2007	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Assets:
Series funds, at fair value	$46,737,319	$178,941,319	$262,204,291	$101,075,143
Receivable from TLIC for annuity reserve adjustment	—	—	—	—

Total Assets	46,737,319	178,941,319	262,204,291	101,075,143

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	—	—	—

Total Liabilities	—	—	—	—

Net Assets	$46,737,319	$178,941,319	$262,204,291	$101,075,143

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$46,737,319	$178,941,319	$262,204,291	$101,075,143
Reserves for contracts in annuity payment period	—	—	—	—

Net Assets	$46,737,319	$178,941,319	$262,204,291	$101,075,143

Accumulation units outstanding	3,381,310	13,482,283	20,599,232	8,375,986
Unit value (accumulation)	$13.82	$13.27	$12.71	$12.06
Deathclaim units	—	949	25,151	4,915
Deathclaim unit value	$12.91	$12.57	$12.20	$11.70

Series funds, at cost	$40,946,217	$160,424,249	$239,314,187	$94,897,636
Series funds shares owned	3,316,915	13,274,184	20,446,692	8,370,335

As of December 31, 2007	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Assets:
Series funds, at fair value	$3,254,833	$7,305,214	$11,041,444	$14,677,558
Receivable from TLIC for annuity reserve adjustment	589	2,696	1,099	—

Total Assets	3,255,422	7,307,910	11,042,543	14,677,558

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	—	—	3,729

Total Liabilities	—	—	—	3,729

Net Assets	$3,255,422	$7,307,910	$11,042,543	$14,673,829

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$3,224,814	$7,167,818	$10,982,723	$14,514,576
Reserves for contracts in annuity payment period	30,608	140,092	59,820	159,253

Net Assets	$3,255,422	$7,307,910	$11,042,543	$14,673,829

Accumulation units outstanding	248,877	489,472	529,811	900,039
Unit value (accumulation)	$12.96	$14.64	$20.73	$16.12
Deathclaim units	—	—	—	392
Deathclaim unit value	$11.86	$12.56	$12.19	$12.36

Series funds, at cost	$2,906,036	$5,914,833	$9,603,761	$12,615,938
Series funds shares owned	394,841	523,987	598,653	947,973

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities, continued

As of December 31, 2007	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Assets:
Series funds, at fair value	$13,002,383	$129,367,692	$5,205,012	$3,889,308
Receivable from TLIC for annuity reserve adjustment	2,920	138,255	2,223	—

Total Assets	13,005,303	129,505,947	5,207,235	3,889,308

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	—	—	—

Total Liabilities	—	—	—	—

Net Assets	$13,005,303	$129,505,947	$5,207,235	$3,889,308

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$12,937,977	$126,165,593	$5,142,253	$3,889,308
Reserves for contracts in annuity payment period	67,326	3,340,354	64,982	—

Net Assets	$13,005,303	$129,505,947	$5,207,235	$3,889,308

Accumulation units outstanding	859,252	5,706,610	398,039	290,674
Unit value (accumulation)	$15.05	$22.10	$12.92	$13.38
Deathclaim units	221	3,662	—	—
Deathclaim unit value	$11.58	$13.51	$13.49	$12.29

Series funds, at cost	$11,044,882	$90,242,162	$4,179,634	$3,769,145
Series funds shares owned	676,739	6,409,704	455,653	290,017

As of December 31, 2007	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Assets:
Series funds, at fair value	$20,297,574	$14,317,469	$144,688,789	$19,871,780
Receivable from TLIC for annuity reserve adjustment	—	5,671	157,895	1,423

Total Assets	20,297,574	14,323,140	144,846,684	19,873,203

Liabilities:
Payable from TLIC for annuity reserve adjustment	162	—	—	—

Total Liabilities	162	—	—	—

Net Assets	$20,297,412	$14,323,140	$144,846,684	$19,873,203

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$20,028,659	$14,185,929	$141,704,995	$19,601,379
Reserves for contracts in annuity payment period	268,753	137,211	3,141,689	271,824

Net Assets	$20,297,412	$14,323,140	$144,846,684	$19,873,203

Accumulation units outstanding	1,210,895	903,865	7,165,238	1,427,873
Unit value (accumulation)	$16.54	$15.69	$19.77	$13.73
Deathclaim units	18	220	3,140	168
Deathclaim unit value	$12.47	$12.30	$14.43	$14.61

Series funds, at cost	$18,186,163	$11,171,213	$95,709,420	$15,267,110
Series funds shares owned	1,543,014	941,945	8,383,722	1,528,234

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities, continued

As of December 31, 2007	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Assets:
Series funds, at fair value	$593,291,533	$4,984,723	$18,194,684	$73,253,167
Receivable from TLIC for annuity reserve adjustment	916,941	3,364	2,921	27,207

Total Assets	594,208,474	4,988,087	18,197,605	73,280,374

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	—	—	—

Total Liabilities	—	—	—	—

Net Assets	$594,208,474	$4,988,087	$18,197,605	$73,280,374

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$575,780,263	$4,909,962	$18,044,061	$72,272,166
Reserves for contracts in annuity payment period	18,428,211	78,125	153,544	1,008,208

Net Assets	$594,208,474	$4,988,087	$18,197,605	$73,280,374

Accumulation units outstanding	9,083,525	402,889	1,303,592	5,116,247
Unit value (accumulation)	$63.31	$12.19	$13.83	$14.12
Deathclaim units	56,826	—	1,284	2,272
Deathclaim unit value	$12.78	$12.76	$12.78	$12.81

Series funds, at cost	$555,660,008	$3,892,161	$13,754,855	$54,679,215
Series funds shares owned	30,858,973	416,751	1,342,652	5,463,556

As of December 31, 2007	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Assets:
Series funds, at fair value	$35,609,388	$26,828,632	$20,199,554	$13,934,146
Receivable from TLIC for annuity reserve adjustment	—	12,375	—	1,247

Total Assets	35,609,388	26,841,007	20,199,554	13,935,393

Liabilities:
Payable from TLIC for annuity reserve adjustment	5,454	—	105	—

Total Liabilities	5,454	—	105	—

Net Assets	$35,603,934	$26,841,007	$20,199,449	$13,935,393

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$35,022,087	$26,554,356	$20,007,909	$13,678,922
Reserves for contracts in annuity payment period	581,847	286,651	191,540	256,471

Net Assets	$35,603,934	$26,841,007	$20,199,449	$13,935,393

Accumulation units outstanding	2,728,381	1,897,500	946,128	1,008,314
Unit value (accumulation)	$12.83	$13.99	$21.11	$13.55
Deathclaim units	1,567	—	3,008	1,244
Deathclaim unit value	$12.28	$12.41	$11.60	$11.87

Series funds, at cost	$27,564,614	$21,038,271	$17,526,508	$11,476,481
Series funds shares owned	3,226,628	1,065,664	1,138,747	812,032

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Assets and Liabilities, continued

As of December 31, 2007	High Yield Subaccount	Diversified Income Plus Subaccount	Income Subaccount	Bond Index Subaccount
Assets:
Series funds, at fair value	$191,044,851	$14,606,524	$219,788,320	$11,730,944
Receivable from TLIC for annuity reserve adjustment	335,672	—	428,256	3,133

Total Assets	191,380,523	14,606,524	220,216,576	11,734,077

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	1,884	—	—

Total Liabilities	—	1,884	—	—

Net Assets	$191,380,523	$14,604,640	$220,216,576	$11,734,077

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$184,610,065	$14,214,505	$213,121,437	$11,638,542
Reserves for contracts in annuity payment period	6,770,458	390,135	7,095,139	95,535

Net Assets	$191,380,523	$14,604,640	$220,216,576	$11,734,077

Accumulation units outstanding	5,920,639	958,713	6,663,742	945,960
Unit value (accumulation)	$31.16	$14.83	$31.93	$12.26
Deathclaim units	12,701	—	36,181	3,916
Deathclaim unit value	$11.29	$11.26	$10.81	$10.85

Series funds, at cost	$293,233,837	$14,385,305	$223,430,430	$11,917,754
Series funds shares owned	39,490,027	2,091,516	22,563,219	1,140,266

As of December 31, 2007	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Assets:
Series funds, at fair value	$35,560,222	$3,819,118	$44,839,433
Receivable from TLIC for annuity reserve adjustment	16,478	—	37,341

Total Assets	35,576,700	3,819,118	44,876,774

Liabilities:
Payable from TLIC for annuity reserve adjustment	—	296	—

Total Liabilities	—	296	—

Net Assets	$35,576,700	$3,818,822	$44,876,774

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$34,786,472	$3,744,398	$44,013,744
Reserves for contracts in annuity payment period	790,228	74,424	863,030

Net Assets	$35,576,700	$3,818,822	$44,876,774

Accumulation units outstanding	2,995,120	329,303	22,193,342
Unit value (accumulation)	$11.60	$11.30	$1.98
Deathclaim units	2,755	2,295	26,736
Deathclaim unit value	$10.70	$10.84	$1.09

Series funds, at cost	$36,247,927	$3,883,819	$44,839,433
Series funds shares owned	3,614,615	393,204	44,839,433

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Operations

For the year ended December 31, 2007	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Dividends	$256,787	$1,296,765	$2,680,384	$1,300,528
Mortality & expense risk charges	(480,387)	(1,725,968)	(2,494,626)	(916,026)

Net investment income (loss)	(223,600)	(429,203)	185,758	384,502

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	745,205	470,223	360,896	254,748
Capital gain distributions	173,518	593,962	1,203,563	492,866
Change in unrealized appreciation (depreciation) of investments	2,431,317	7,983,047	9,208,564	2,086,125

Net gain (loss) on investments	3,350,040	9,047,232	10,773,023	2,833,739

Net increase (decrease) in net assets resulting from operations	$3,126,440	$8,618,029	$10,958,781	$3,218,241

For the year ended December 31, 2007	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Dividends	$—	$—	$47,772	$47,377
Mortality & expense risk charges	(30,232)	(82,354)	(150,893)	(182,723)

Net investment income (loss)	(30,232)	(82,354)	(103,121)	(135,346)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	130,745	480,473	799,827	729,224
Capital gain distributions	81,728	410,447	674,962	911,541
Change in unrealized appreciation (depreciation) of investments	(8,181)	(307,211)	(1,570,793)	(638,467)

Net gain (loss) on investments	204,292	583,709	(96,004)	1,002,298

Net increase (decrease) in net assets resulting from operations	$174,060	$501,355	$(199,125)	$866,952

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Operations, continued

For the year ended December 31, 2007	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Dividends	$97,700	$573,328	$24,295	$—
Mortality & expense risk charges	(173,615)	(1,508,874)	(58,323)	(43,243)

Net investment income (loss)	(75,915)	(935,546)	(34,028)	(43,243)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	1,217,503	10,167,936	371,452	57,798
Capital gain distributions	1,633,677	5,490,436	820,312	20,733
Change in unrealized appreciation (depreciation) of investments	(2,890,754)	8,822,055	(268,809)	(68,639)

Net gain (loss) on investments	(39,574)	24,480,427	922,955	9,892

Net increase (decrease) in net assets resulting from operations	$(115,489)	$23,544,881	$888,927	$(33,351)

For the year ended December 31, 2007	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Dividends	$196,891	$158,218	$2,100,247	$82,579
Mortality & expense risk charges	(257,597)	(180,713)	(1,715,979)	(208,234)

Net investment income (loss)	(60,706)	(22,495)	384,268	(125,655)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	902,997	1,225,794	10,155,013	870,244
Capital gain distributions	1,648,559	929,014	4,944,724	1,845,419
Change in unrealized appreciation (depreciation) of investments	(1,356,047)	(1,004,257)	(1,327,580)	664,797

Net gain (loss) on investments	1,195,509	1,150,551	13,772,157	3,380,460

Net increase (decrease) in net assets resulting from operations	$1,134,803	$1,128,056	$14,156,425	$3,254,805

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Operations, continued

For the year ended December 31, 2007	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Dividends	$6,451,918	$34,475	$98,710	$1,005,848
Mortality & expense risk charges	(6,912,441)	(60,188)	(212,184)	(913,989)

Net investment income (loss)	(460,523)	(25,713)	(113,474)	91,859

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(680,550)	394,084	1,176,268	4,968,081
Capital gain distributions	—	333,457	935,436	3,503,799
Change in unrealized appreciation (depreciation) of investments	91,608,540	75,995	(528,210)	(5,317,479)

Net gain (loss) on investments	90,927,990	803,536	1,583,494	3,154,401

Net increase (decrease) in net assets resulting from operations	$90,467,467	$777,823	$1,470,020	$3,246,260

For the year ended December 31, 2007	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Dividends	$439,889	$498,601	$436,696	$458,544
Mortality & expense risk charges	(430,427)	(327,911)	(338,341)	(165,940)

Net investment income (loss)	9,462	170,690	98,355	292,604

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	2,199,831	1,803,066	3,052,211	704,636
Capital gain distributions	653,058	1,208,040	2,006,450	—
Change in unrealized appreciation (depreciation) of investments	(371,530)	(1,920,607)	(10,362,553)	(341,635)

Net gain (loss) on investments	2,481,359	1,090,499	(5,303,892)	363,001

Net increase (decrease) in net assets resulting from operations	$2,490,821	$1,261,189	$(5,205,537)	$655,605

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Operations, continued

For the year ended December 31, 2007	High Yield Subaccount	Diversified Income Plus Subaccount	Income Subaccount	Bond Index Subaccount
Dividends	$17,425,818	$302,081	$12,718,110	$599,560
Mortality & expense risk charges	(2,393,300)	(164,596)	(2,656,385)	(136,019)

Net investment income (loss)	15,032,518	137,485	10,061,725	463,541

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(27,669,497)	86,137	(521,242)	(81,158)
Capital gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	16,648,372	(637,852)	(3,283,341)	158,541

Net gain (loss) on investments	(11,021,125)	(551,715)	(3,804,583)	77,383

Net increase (decrease) in net assets resulting from operations	$4,011,393	$(414,230)	$6,257,142	$540,924

For the year ended December 31, 2007	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Dividends	$1,819,758	$207,797	$2,025,284
Mortality & expense risk charges	(424,583)	(46,112)	(443,199)

Net investment income (loss)	1,395,175	161,685	1,582,085

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (loss) on investments	(130,234)	(30,322)	—
Capital gain distributions	—	—	—
Change in unrealized appreciation (depreciation) of investments	(172,562)	26,791	—

Net gain (loss) on investments	(302,796)	(3,531)	—

Net increase (decrease) in net assets resulting from operations	$1,092,379	$158,154	$1,582,085

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets

	Aggressive Allocation Subaccount		Moderately Aggressive Allocation Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(223,600)	$(273,487)	$(429,203)	$(825,882)
Net realized gains (loss) on investments	918,723	120,717	1,064,185	96,043
Change in net unrealized appreciation (depreciation) on investments	2,431,317	2,981,300	7,983,047	9,529,852

Net Change in Net Assets from Operations	3,126,440	2,828,530	8,618,029	8,800,013

Unit Transactions:
Proceeds from units issued	2,172,664	2,019,642	9,690,634	6,303,479
Death benefits	—	(50,595)	9,844	(51,947)
Surrenders and terminations	(5,124,648)	(3,067,570)	(13,349,031)	(5,351,103)
Administrative charges	(1,319)	(827)	(2,850)	(1,410)
Annuity benefit payments	—	—	—	—
Adjustments to annuity reserves	—	—	—	—
Transfers between subaccounts	10,832,715	24,567,718	58,647,521	77,244,524

Net Change in Net Assets from Unit Transactions	7,879,412	23,468,368	54,996,118	78,143,543

Net Change in Net Assets	11,005,852	26,296,898	63,614,147	86,943,556

Net Assets Beginning of Period	35,731,467	9,434,569	115,327,172	28,383,616

Net Assets End of Period	$46,737,319	$35,731,467	$178,941,319	$115,327,172

	Moderate Allocation Subaccount		Moderately Conservative Allocation Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$185,758	$(1,146,474)	$384,502	$(418,517)
Net realized gains (loss) on investments	1,564,459	2,010	747,614	32,613
Change in net unrealized appreciation (depreciation) on investments	9,208,564	12,427,760	2,086,125	3,794,871

Net Change in Net Assets from Operations	10,958,781	11,283,296	3,218,241	3,408,967

Unit Transactions:
Proceeds from units issued	13,385,773	11,001,732	6,780,820	3,395,903
Death benefits	24,238	(581,598)	(113,952)	(341,956)
Surrenders and terminations	(21,375,346)	(8,656,487)	(8,178,573)	(3,778,119)
Administrative charges	(2,356)	(1,029)	(642)	(321)
Annuity benefit payments	—	—	—	—
Adjustments to annuity reserves	—	—	—	—
Transfers between subaccounts	87,957,601	118,638,293	37,409,675	44,013,183

Net Change in Net Assets from Unit Transactions	79,989,910	120,400,911	35,897,328	43,288,690

Net Change in Net Assets	90,948,691	131,684,207	39,115,569	46,697,657

Net Assets Beginning of Period	171,255,600	39,571,393	61,959,574	15,261,917

Net Assets End of Period	$262,204,291	$171,255,600	$101,075,143	$61,959,574

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Technology Subaccount		Partner Small Cap Growth Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(30,232)	$(31,365)	$(82,354)	$(92,536)
Net realized gains (loss) on investments	212,473	196,911	890,920	523,851
Change in net unrealized appreciation (depreciation) on investments	(8,181)	(123,260)	(307,211)	439,385

Net Change in Net Assets from Operations	174,060	42,286	501,355	870,700

Unit Transactions:
Proceeds from units issued	67,647	140,926	139,376	233,716
Death benefits	—	(24,188)	(29,001)	(44,266)
Surrenders and terminations	(232,077)	(376,636)	(887,684)	(1,103,203)
Administrative charges	(49)	(64)	(230)	(218)
Annuity benefit payments	(3,670)	(3,160)	(12,489)	(10,421)
Adjustments to annuity reserves	356	123	(742)	730
Transfers between subaccounts	706,985	(525,329)	(119,044)	(836,417)

Net Change in Net Assets from Unit Transactions	539,192	(788,328)	(909,814)	(1,760,079)

Net Change in Net Assets	713,252	(746,042)	(408,459)	(889,379)

Net Assets Beginning of Period	2,542,170	3,288,212	7,716,369	8,605,748

Net Assets End of Period	$3,255,422	$2,542,170	$7,307,910	$7,716,369

	Partner Small Cap Value Subaccount		Small Cap Stock Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(103,121)	$(115,148)	$(135,346)	$(165,215)
Net realized gains (loss) on investments	1,474,789	1,102,022	1,640,765	1,363,000
Change in net unrealized appreciation (depreciation) on investments	(1,570,793)	1,387,645	(638,467)	491,918

Net Change in Net Assets from Operations	(199,125)	2,374,519	866,952	1,689,703

Unit Transactions:
Proceeds from units issued	358,224	235,520	454,074	648,543
Death benefits	(962)	(23,448)	4,338	(119,232)
Surrenders and terminations	(1,589,897)	(1,962,321)	(2,037,805)	(1,640,945)
Administrative charges	(135)	(157)	(184)	(207)
Annuity benefit payments	(8,247)	(5,314)	(43,823)	(19,067)
Adjustments to annuity reserves	184	539	(3,226)	3,082
Transfers between subaccounts	(1,069,809)	631,585	(1,605,930)	1,809,687

Net Change in Net Assets from Unit Transactions	(2,310,642)	(1,123,596)	(3,232,556)	681,861

Net Change in Net Assets	(2,509,767)	1,250,923	(2,365,604)	2,371,564

Net Assets Beginning of Period	13,552,310	12,301,387	17,039,433	14,667,869

Net Assets End of Period	$11,042,543	$13,552,310	$14,673,829	$17,039,433

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Small Cap Index Subaccount		Mid Cap Growth Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(75,915)	$(65,526)	$(935,546)	$(1,562,754)
Net realized gains (loss) on investments	2,851,180	1,876,862	15,658,372	9,160,432
Change in net unrealized appreciation (depreciation) on investments	(2,890,754)	519,884	8,822,055	3,701,573

Net Change in Net Assets from Operations	(115,489)	2,331,220	23,544,881	11,299,251

Unit Transactions:
Proceeds from units issued	432,958	491,085	3,228,478	3,986,304
Death benefits	(3,694)	(71,203)	(26,654)	(1,195,590)
Surrenders and terminations	(2,372,492)	(2,451,830)	(15,672,819)	(19,646,775)
Administrative charges	(349)	(410)	(8,019)	(10,128)
Annuity benefit payments	(25,380)	(24,245)	(401,638)	(448,548)
Adjustments to annuity reserves	811	625	24,069	(30,774)
Transfers between subaccounts	(2,021,850)	(2,260,968)	(21,233,875)	(30,815,123)

Net Change in Net Assets from Unit Transactions	(3,989,996)	(4,316,946)	(34,090,458)	(48,160,634)

Net Change in Net Assets	(4,105,485)	(1,985,726)	(10,545,577)	(36,861,383)

Net Assets Beginning of Period	17,110,788	19,096,514	140,051,524	176,912,907

Net Assets End of Period	$13,005,303	$17,110,788	$129,505,947	$140,051,524

	Mid Cap Growth II Subaccount		Partner Mid Cap Value Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(34,028)	$(56,267)	$(43,243)	$771
Net realized gains (loss) on investments	1,191,764	586,863	78,531	38,467
Change in net unrealized appreciation (depreciation) on investments	(268,809)	(93,310)	(68,639)	164,187

Net Change in Net Assets from Operations	888,927	437,286	(33,351)	203,425

Unit Transactions:
Proceeds from units issued	76,411	182,757	241,751	38,842
Death benefits	(282)	(29,102)	(506)	—
Surrenders and terminations	(426,416)	(840,649)	(268,122)	(88,613)
Administrative charges	(146)	(159)	(4)	(3)
Annuity benefit payments	(12,600)	(11,066)	—	—
Adjustments to annuity reserves	(1,147)	834	—	—
Transfers between subaccounts	(649,142)	(1,242,523)	1,785,277	1,147,757

Net Change in Net Assets from Unit Transactions	(1,013,322)	(1,939,908)	1,758,396	1,097,983

Net Change in Net Assets	(124,395)	(1,502,622)	1,725,045	1,301,408

Net Assets Beginning of Period	5,331,630	6,834,252	2,164,263	862,855

Net Assets End of Period	$5,207,235	$5,331,630	$3,889,308	$2,164,263

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Mid Cap Stock Subaccount		Mid Cap Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(60,706)	$(162,887)	$(22,495)	$(15,762)
Net realized gains (loss) on investments	2,551,556	1,745,232	2,154,808	2,043,304
Change in net unrealized appreciation (depreciation) on investments	(1,356,047)	735,806	(1,004,257)	(523,924)

Net Change in Net Assets from Operations	1,134,803	2,318,151	1,128,056	1,503,618

Unit Transactions:
Proceeds from units issued	571,950	869,487	436,761	334,459
Death benefits	(48,439)	(175,664)	(3,310)	(83,622)
Surrenders and terminations	(2,537,224)	(2,308,608)	(2,389,602)	(2,522,153)
Administrative charges	(250)	(230)	(258)	(290)
Annuity benefit payments	(35,308)	(32,224)	(26,387)	(21,711)
Adjustments to annuity reserves	(58,007)	59,614	1,458	828
Transfers between subaccounts	(1,823,368)	5,129,469	(1,431,765)	(1,971,936)

Net Change in Net Assets from Unit Transactions	(3,930,646)	3,541,844	(3,413,103)	(4,264,425)

Net Change in Net Assets	(2,795,843)	5,859,995	(2,285,047)	(2,760,807)

Net Assets Beginning of Period	23,093,255	17,233,260	16,608,187	19,368,994

Net Assets End of Period	$20,297,412	$23,093,255	$14,323,140	$16,608,187

	Partner International Stock Subaccount		Partner All Cap Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$384,268	$616,235	$(125,655)	$(116,405)
Net realized gains (loss) on investments	15,099,737	8,324,976	2,715,663	547,968
Change in net unrealized appreciation (depreciation) on investments	(1,327,580)	20,068,529	664,797	1,842,164

Net Change in Net Assets from Operations	14,156,425	29,009,740	3,254,805	2,273,727

Unit Transactions:
Proceeds from units issued	3,847,842	4,114,974	572,097	723,015
Death benefits	(50,194)	(1,113,871)	2,171	(99,228)
Surrenders and terminations	(17,362,088)	(18,479,395)	(1,992,791)	(2,201,492)
Administrative charges	(5,249)	(6,275)	(311)	(425)
Annuity benefit payments	(411,175)	(301,359)	(17,969)	(16,172)
Adjustments to annuity reserves	44,604	1,831	(2,445)	713
Transfers between subaccounts	(13,311,055)	(15,756,207)	96,630	1,136,080

Net Change in Net Assets from Unit Transactions	(27,247,315)	(31,540,302)	(1,342,618)	(457,509)

Net Change in Net Assets	(13,090,890)	(2,530,562)	1,912,187	1,816,218

Net Assets Beginning of Period	157,937,574	160,468,136	17,961,016	16,144,798

Net Assets End of Period	$144,846,684	$157,937,574	$19,873,203	$17,961,016

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Large Cap Growth Subaccount		Large Cap Growth II Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(460,523)	$(4,084,731)	$(25,713)	$(31,426)
Net realized gains (loss) on investments	(680,550)	(29,884,703)	727,541	363,835
Change in net unrealized appreciation (depreciation) on investments	91,608,540	70,190,181	75,995	5,934

Net Change in Net Assets from Operations	90,467,467	36,220,747	777,823	338,343

Unit Transactions:
Proceeds from units issued	13,241,923	17,727,883	91,534	268,349
Death benefits	(308,268)	(8,446,190)	(99)	(37,073)
Surrenders and terminations	(79,216,868)	(81,239,506)	(690,822)	(1,172,293)
Administrative charges	(38,894)	(47,952)	(143)	(168)
Annuity benefit payments	(2,461,410)	(2,226,672)	(11,000)	(9,043)
Adjustments to annuity reserves	118,720	29,246	868	520
Transfers between subaccounts	(92,024,790)	(130,184,409)	(1,131,284)	(1,477,578)

Net Change in Net Assets from Unit Transactions	(160,689,587)	(204,387,600)	(1,740,946)	(2,427,286)

Net Change in Net Assets	(70,222,120)	(168,166,853)	(963,123)	(2,088,943)

Net Assets Beginning of Period	664,430,594	832,597,447	5,951,210	8,040,153

Net Assets End of Period	$594,208,474	$664,430,594	$4,988,087	$5,951,210

	Partner Growth Stock Subaccount		Large Cap Value Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$(113,474)	$(177,054)	$91,859	$76,009
Net realized gains (loss) on investments	2,111,704	1,725,775	8,471,880	5,468,439
Change in net unrealized appreciation (depreciation) on investments	(528,210)	662,400	(5,317,479)	8,048,154

Net Change in Net Assets from Operations	1,470,020	2,211,121	3,246,260	13,592,602

Unit Transactions:
Proceeds from units issued	412,909	550,155	1,654,993	2,228,484
Death benefits	(20,442)	(152,789)	(90,281)	(485,284)
Surrenders and terminations	(2,090,058)	(3,231,324)	(9,058,474)	(10,038,898)
Administrative charges	(228)	(331)	(1,223)	(1,460)
Annuity benefit payments	(27,644)	(24,698)	(143,916)	(112,405)
Adjustments to annuity reserves	(1,628)	1,529	(16,671)	25,942
Transfers between subaccounts	(1,309,959)	(2,223,799)	(7,866,403)	(4,694,299)

Net Change in Net Assets from Unit Transactions	(3,037,050)	(5,081,257)	(15,521,975)	(13,077,920)

Net Change in Net Assets	(1,567,030)	(2,870,136)	(12,275,715)	514,682

Net Assets Beginning of Period	19,764,635	22,634,771	85,556,089	85,041,407

Net Assets End of Period	$18,197,605	$19,764,635	$73,280,374	$85,556,089

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Large Cap Stock Subaccount		Large Cap Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$9,462	$(125,069)	$170,690	$197,363
Net realized gains (loss) on investments	2,852,889	2,308,370	3,011,106	1,793,456
Change in net unrealized appreciation (depreciation) on investments	(371,530)	2,174,263	(1,920,607)	2,191,016

Net Change in Net Assets from Operations	2,490,821	4,357,564	1,261,189	4,181,835

Unit Transactions:
Proceeds from units issued	698,274	1,024,271	743,634	687,260
Death benefits	17,815	(247,016)	(2,902)	(199,990)
Surrenders and terminations	(4,512,781)	(5,745,459)	(3,841,351)	(4,591,767)
Administrative charges	(554)	(718)	(432)	(547)
Annuity benefit payments	(106,326)	(44,596)	(102,500)	(46,728)
Adjustments to annuity reserves	(321)	1,074	2,892	2,485
Transfers between subaccounts	(4,476,670)	(5,297,057)	(2,199,151)	(3,997,086)

Net Change in Net Assets from Unit Transactions	(8,380,563)	(10,309,501)	(5,399,810)	(8,146,373)

Net Change in Net Assets	(5,889,742)	(5,951,937)	(4,138,621)	(3,964,538)

Net Assets Beginning of Period	41,493,676	47,445,613	30,979,628	34,944,166

Net Assets End of Period	$35,603,934	$41,493,676	$26,841,007	$30,979,628

	Real Estate Securities Subaccount		Balanced Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$98,355	$122,076	$292,604	$343,047
Net realized gains (loss) on investments	5,058,661	3,476,431	704,636	703,804
Change in net unrealized appreciation (depreciation) on investments	(10,362,553)	5,631,131	(341,635)	620,352

Net Change in Net Assets from Operations	(5,205,537)	9,229,638	655,605	1,667,203

Unit Transactions:
Proceeds from units issued	846,074	907,483	329,868	292,886
Death benefits	46,315	(106,238)	(8,962)	(81,940)
Surrenders and terminations	(3,698,325)	(4,254,799)	(1,933,875)	(2,778,093)
Administrative charges	(426)	(515)	(368)	(506)
Annuity benefit payments	(119,091)	(32,407)	(93,761)	(28,115)
Adjustments to annuity reserves	(9,126)	8,463	1,599	557
Transfers between subaccounts	(6,952,943)	(1,395,886)	(1,312,039)	(2,490,510)

Net Change in Net Assets from Unit Transactions	(9,887,522)	(4,873,899)	(3,017,538)	(5,085,721)

Net Change in Net Assets	(15,093,059)	4,355,739	(2,361,933)	(3,418,518)

Net Assets Beginning of Period	35,292,508	30,936,769	16,297,326	19,715,844

Net Assets End of Period	$20,199,449	$35,292,508	$13,935,393	$16,297,326

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	High Yield Subaccount		Diversified Income Plus Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$15,032,518	$17,842,909	$137,485	$159,059
Net realized gains (loss) on investments	(27,669,497)	(39,975,035)	86,137	40,040
Change in net unrealized appreciation (depreciation) on investments	16,648,372	44,218,754	(637,852)	679,496

Net Change in Net Assets from Operations	4,011,393	22,086,628	(414,230)	878,595

Unit Transactions:
Proceeds from units issued	5,590,821	6,619,040	1,170,759	469,540
Death benefits	(288,156)	(4,121,471)	(9)	(64,220)
Surrenders and terminations	(26,375,704)	(29,271,946)	(1,545,118)	(848,622)
Administrative charges	(11,626)	(14,640)	(146)	(117)
Annuity benefit payments	(1,060,323)	(994,591)	(51,086)	(23,979)
Adjustments to annuity reserves	(78,564)	40,607	3,885	(963)
Transfers between subaccounts	(30,951,671)	(41,880,635)	5,514,394	3,002,890

Net Change in Net Assets from Unit Transactions	(53,175,223)	(69,623,636)	5,092,679	2,534,529

Net Change in Net Assets	(49,163,830)	(47,537,008)	4,678,449	3,413,124

Net Assets Beginning of Period	240,544,353	288,081,361	9,926,191	6,513,067

Net Assets End of Period	$191,380,523	$240,544,353	$14,604,640	$9,926,191

	Income Subaccount		Bond Index Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$10,061,725	$11,973,866	$463,541	$494,653
Net realized gains (loss) on investments	(521,242)	716,326	(81,158)	(156,204)
Change in net unrealized appreciation (depreciation) on investments	(3,283,341)	(1,458,418)	158,541	9,992

Net Change in Net Assets from Operations	6,257,142	11,231,774	540,924	348,441

Unit Transactions:
Proceeds from units issued	6,057,540	6,523,582	295,897	330,917
Death benefits	(5,946)	(6,342,701)	41,814	(41,844)
Surrenders and terminations	(32,130,510)	(32,769,228)	(1,653,496)	(2,329,977)
Administrative charges	(9,512)	(12,187)	(267)	(352)
Annuity benefit payments	(1,027,721)	(1,185,183)	(71,856)	(18,118)
Adjustments to annuity reserves	(11,935)	76,891	542	622
Transfers between subaccounts	(24,050,659)	(46,648,174)	(131,818)	(1,104,556)

Net Change in Net Assets from Unit Transactions	(51,178,743)	(80,357,000)	(1,519,184)	(3,163,308)

Net Change in Net Assets	(44,921,601)	(69,125,226)	(978,260)	(2,814,867)

Net Assets Beginning of Period	265,138,177	334,263,403	12,712,337	15,527,204

Net Assets End of Period	$220,216,576	$265,138,177	$11,734,077	$12,712,337

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Statements of Changes in Net Assets, continued

	Limited Maturity Bond Subaccount		Mortgage Securities Subaccount
For the years ended	12/31/2007	12/31/2006	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$1,395,175	$1,534,333	$161,685	$193,594
Net realized gains (loss) on investments	(130,234)	(187,814)	(30,322)	(46,121)
Change in net unrealized appreciation (depreciation) on investments	(172,562)	168,933	26,791	15,271

Net Change in Net Assets from Operations	1,092,379	1,515,452	158,154	162,744

Unit Transactions:
Proceeds from units issued	1,211,092	1,152,313	67,886	71,290
Death benefits	(58,250)	(376,491)	23,710	(48,677)
Surrenders and terminations	(5,475,699)	(5,858,443)	(492,088)	(447,796)
Administrative charges	(651)	(923)	(49)	(50)
Annuity benefit payments	(117,788)	(86,551)	(9,872)	(9,765)
Adjustments to annuity reserves	4,348	9,685	324	202
Transfers between subaccounts	(2,840,452)	(5,312,860)	(456,497)	(759,649)

Net Change in Net Assets from Unit Transactions	(7,277,400)	(10,473,270)	(866,586)	(1,194,445)

Net Change in Net Assets	(6,185,021)	(8,957,818)	(708,432)	(1,031,701)

Net Assets Beginning of Period	41,761,721	50,719,539	4,527,254	5,558,955

Net Assets End of Period	$35,576,700	$41,761,721	$3,818,822	$4,527,254

	Money Market Subaccount
For the years ended	12/31/2007	12/31/2006
Operations:
Net investment income (loss)	$1,582,085	$1,287,811
Net realized gains (loss) on investments	—	(8)
Change in net unrealized appreciation (depreciation) on investments	—	—

Net Change in Net Assets from Operations	1,582,085	1,287,803

Unit Transactions:
Proceeds from units issued	7,144,749	6,143,807
Death benefits	(111,983)	(371,640)
Surrenders and terminations	(14,869,884)	(9,323,877)
Administrative charges	(1,935)	(2,424)
Annuity benefit payments	(94,116)	(95,286)
Adjustments to annuity reserves	5,089	2,496
Transfers between subaccounts	12,824,507	7,840,510

Net Change in Net Assets from Unit Transactions	4,896,427	4,193,586

Net Change in Net Assets	6,478,512	5,481,389

Net Assets Beginning of Period	38,398,262	32,916,873

Net Assets End of Period	$44,876,774	$38,398,262

The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements

December 31, 2007

(1) Organization

The TLIC Variable Annuity Account A (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance Company (TLIC). TLIC offers financial services to Lutherans and through its parent, Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society. The Variable Account contains 31 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation (b)	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation (b)	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation (b)	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation (b)	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Technology (f)	Thrivent Series Fund, Inc. — Technology Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value (e)	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock (f)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index (f)	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio (d)
Mid Cap Growth II	Thrivent Series Fund, Inc. — Mid Cap Growth II Portfolio
Partner Mid Cap Value (b)	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock (f)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index (f)	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner International Stock	Thrivent Series Fund, Inc. — Partner International Stock Portfolio (c)
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Large Cap Growth II	Thrivent Series Fund, Inc. — Large Cap Growth II Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (f)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index (f)	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Real Estate Securities (e)	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Balanced (f)	Thrivent Series Fund, Inc. — Balanced Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (a, f)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index (f)	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Mortgage Securities (e)	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Formerly known as High Yield II, name change effective June 30, 2006
(b)	Since inception, April 29, 2005
(c)	Aid Association for Lutherans (AAL) Series Fund, Inc. — International Portfolio merged into the Thrivent Series Fund, Inc. — Partner International Stock Portfolio as of April 30, 2004.

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(1) Organization, continued

(d)	Lutheran Brotherhood (LB) Series Fund, Inc. — Opportunity Growth Portfolio merged into the Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio as of April 30, 2004.
(e)	Since inception, April 30, 2003
(f)	Since inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of TLIC.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of TLIC and invested by TLIC as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

TLIC is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts. Based on this, TLIC anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the Variable Account. TLIC will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.

Annuity Reserves

Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed based on amounts currently payable according to the 1983 Table A mortality table and the 2000 IAM mortality table. The assumed interest is 3.5%. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to TLIC. If additional reserves are required, TLIC reimburses the Variable Account.

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(2) Significant Accounting Policies, continued

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Other

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.1% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.

Additionally, during the year ended December 31, 2007, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Technology	0.75%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(3) Expense Charges, continued

Subaccount	% of Average Net Assets
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%
Small Cap Index	0.35%
Mid Cap Growth	0.40%
Mid Cap Growth II	0.90%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner International Stock	0.85%
Partner All Cap	0.95%
Large Cap Growth	0.40%
Large Cap Growth II	0.80%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Real Estate Securities	0.80%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Technology	Partner Small Cap Growth
Units Outstanding at December 31, 2005	830,461	2,550,327	3,625,066	1,431,755	282,945	697,805
Units Issued	2,520,673	7,985,177	12,610,840	4,809,392	124,062	226,949
Units Redeemed	(556,033)	(1,275,403)	(2,010,856)	(874,312)	(193,336)	(364,210)

Units Outstanding at December 31, 2006	2,795,101	9,260,101	14,225,050	5,366,835	213,671	560,544
Units Issued	1,586,484	6,697,781	9,704,675	4,504,613	159,181	187,881
Units Redeemed	(1,000,275)	(2,474,650)	(3,305,342)	(1,490,547)	(123,975)	(258,953)

Units Outstanding at December 31, 2007	3,381,310	13,483,232	20,624,383	8,380,901	248,877	489,472

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Partner Small Cap Value	Small Cap Stock	Small Cap Index	Mid Cap Growth	Mid Cap Growth II	Partner Mid Cap Value
Units Outstanding at December 31, 2005	695,137	1,055,552	1,406,279	10,004,178	668,322	75,299
Units Issued	338,691	678,633	408,661	1,016,043	113,678	140,823
Units Redeemed	(398,307)	(636,974)	(704,873)	(3,675,534)	(299,183)	(51,108)

Units Outstanding at December 31, 2006	635,521	1,097,211	1,110,067	7,344,687	482,817	165,014
Units Issued	243,905	397,119	265,987	929,133	73,381	269,725
Units Redeemed	(349,615)	(593,899)	(516,581)	(2,563,548)	(158,159)	(144,065)

Units Outstanding at December 31, 2007	529,811	900,431	859,473	5,710,272	398,039	290,674

	Mid Cap Stock	Mid Cap Index	Partner International Stock	Partner All Cap	Large Cap Growth	Large Cap Growth II
Units Outstanding at December 31, 2005	1,204,578	1,415,720	10,492,323	1,590,450	15,664,813	797,515
Units Issued	914,705	368,000	2,358,198	625,195	1,923,473	125,755
Units Redeemed	(678,788)	(667,362)	(4,280,754)	(667,689)	(5,735,476)	(367,310)

Units Outstanding at December 31, 2006	1,440,495	1,116,358	8,569,767	1,547,956	11,852,810	555,960
Units Issued	532,445	286,699	1,788,237	510,486	1,417,888	64,317
Units Redeemed	(762,027)	(498,972)	(3,189,626)	(630,401)	(4,130,347)	(217,388)

Units Outstanding at December 31, 2007	1,210,913	904,085	7,168,378	1,428,041	9,140,351	402,889

	Partner Growth Stock	Large Cap Value	Large Cap Stock	Large Cap Index	Real Estate Securities	Balanced
Units Outstanding at December 31, 2005	1,967,246	7,245,474	4,315,428	2,931,896	1,585,001	1,652,371
Units Issued	470,704	2,207,364	1,325,455	787,190	638,274	313,343
Units Redeemed	(904,922)	(3,258,811)	(2,244,324)	(1,444,963)	(863,547)	(730,921)

Units Outstanding at December 31, 2006	1,533,028	6,194,027	3,396,559	2,274,123	1,359,728	1,234,793
Units Issued	429,177	1,631,703	981,198	644,822	477,110	219,540
Units Redeemed	(657,329)	(2,707,211)	(1,647,809)	(1,021,445)	(887,702)	(444,775)

Units Outstanding at December 31, 2007	1,304,876	5,118,519	2,729,948	1,897,500	949,136	1,009,558

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(4) Unit Activity, continued

	High Yield	Diversified Income Plus	Income	Bond Index	Limited Maturity Bond	Mortgage Securities
Units Outstanding at December 31, 2005	9,962,971	470,579	10,918,701	1,346,249	4,575,601	521,008
Units Issued	1,184,697	463,339	1,534,137	378,597	1,405,800	240,250
Units Redeemed	(3,531,977)	(296,520)	(4,158,002)	(654,729)	(2,351,914)	(352,641)

Units Outstanding at December 31, 2006	7,615,691	637,398	8,294,836	1,070,117	3,629,487	408,617
Units Issued	954,575	795,139	1,337,099	442,467	1,219,972	171,989
Units Redeemed	(2,636,926)	(473,824)	(2,932,012)	(562,708)	(1,851,584)	(249,008)

Units Outstanding at December 31, 2007	5,933,340	958,713	6,699,923	949,876	2,997,875	331,598

	Money Market
Units Outstanding at December 31, 2005	17,417,832
Units Issued	19,354,234
Units Redeemed	(17,025,016)

Units Outstanding at December 31, 2006	19,747,050
Units Issued	24,443,966
Units Redeemed	(21,970,938)

Units Outstanding at December 31, 2007	22,220,078

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2007 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$13,571,122	$5,741,793
Moderately Aggressive Allocation	59,803,604	4,642,727
Moderate Allocation	85,952,350	4,573,119
Moderately Conservative Allocation	41,130,301	4,355,605
Technology	1,472,743	882,409
Partner Small Cap Growth	1,582,995	2,163,973
Partner Small Cap Value	2,576,772	4,315,755
Small Cap Stock	2,076,825	4,529,959
Small Cap Index	2,568,267	5,001,311
Mid Cap Growth	7,754,740	37,314,378
Mid Cap Growth II	1,290,392	1,516,284
Partner Mid Cap Value	2,776,207	1,040,321
Mid Cap Stock	3,874,829	6,159,615
Mid Cap Index	2,261,743	4,769,785

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(5) Purchases and Sales of Investments, continued

Subaccount	Purchases	Sales
Partner International Stock	$8,249,442	$30,212,369
Partner All Cap	4,256,706	3,877,113
Large Cap Growth	9,193,637	170,462,467
Large Cap Growth II	557,482	1,991,553
Partner Growth Stock	2,483,706	4,697,167
Large Cap Value	6,315,354	18,225,001
Large Cap Stock	2,218,679	9,936,402
Large Cap Index	3,417,287	7,441,259
Real Estate Securities	4,362,678	12,136,267
Balanced	1,214,715	3,941,248
High Yield	19,487,565	57,551,706
Diversified Income Plus	7,946,855	2,720,576
Income	15,732,675	56,837,757
Bond Index	2,049,245	3,105,430
Limited Maturity Bond	3,447,582	9,334,155
Mortgage Securities	566,823	1,272,048
Money Market	28,789,729	22,316,307

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2007, except as indicated in Note 1, follows:

Subaccount	2007	2006	2005	2004	2003
Aggressive Allocation
Units	3,381,310	2,795,101	830,461
Unit value	$13.82	$12.78	$11.36
Deathclaim units	—	—	—
Deathclaim unit value	$12.91	$11.92	$10.58
Net assets	$46,737,319	$35,731,467	$9,434,569
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.59%	0.00%	0.10%
Total return (c)	8.12 - 8.29%	12.50 - 12.67%	13.61%

Moderately Aggressive Allocation
Units	13,482,283	9,260,101	2,550,327
Unit value	$13.27	$12.45	$11.13
Deathclaim units	949	—	—
Deathclaim unit value	$12.57	$11.77	$10.51
Net assets	$178,941,319	$115,327,172	$28,383,616
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.83%	0.00%	0.46%
Total return (c)	6.56 - 6.72%	11.86 - 11.99%	11.29%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Moderate Allocation
Units	20,599,232	14,202,815	3,625,066
Unit value	$12.71	$12.04	$10.92
Deathclaim units	25,151	22,235	—
Deathclaim unit value	$12.20	$11.53	$10.44
Net assets	$262,204,291	$171,255,600	$39,571,393
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.18%	0.00%	0.83%
Total return (c)	5.6 - 5.76%	10.26 - 10.44%	9.16%

Moderately Conservative Allocation
Units	8,375,986	5,352,009	1,431,755
Unit value	$12.06	$11.55	$10.66
Deathclaim units	4,915	14,826	—
Deathclaim unit value	$11.70	$11.19	$10.31
Net assets	$101,075,143	$61,959,574	$15,261,917
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	1.56%	0.00%	1.46%
Total return (c)	4.46 - 4.61%	8.35 - 8.54%	6.60%

Technology
Units	248,877	213,671	282,945	352,060	314,936
Unit value	$12.96	$11.80	$11.55	$11.26	$10.86
Deathclaim units	—	—	—
Deathclaim unit value	$11.86	$10.78	$10.54
Net assets	$3,255,422	$2,542,170	$3,288,212	$3,986,045	$3,438,556
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.00%	0.00%	0.34%	0.00%	0.00%
Total return (c)	9.85 - 10.02%	2.16 - 2.28%	2.59%	3.70%	49.71%

Partner Small Cap Growth
Units	489,472	558,066	697,805	830,139	914,709
Unit value	$14.64	$13.64	$12.25	$11.92	$10.82
Deathclaim units	—	2,478	—
Deathclaim unit value	$12.56	$11.68	$10.48
Net assets	$7,307,910	$7,716,369	$8,605,748	$9,960,001	$9,968,159
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	7.33 - 7.49%	11.35 - 11.45%	2.83%	10.10%	42.26%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Partner Small Cap Value
Units	529,811	635,521	695,137	663,591	166,307
Unit value	$20.73	$21.18	$17.62	$16.99	$14.05
Deathclaim units	—	—	—
Deathclaim unit value	$12.19	$12.44	$10.33
Net assets	$11,042,543	$13,552,310	$12,301,387	$11,297,399	$2,349,984
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.35%	0.20%	0.25%	0.00%	0.09%
Total return (c)	(2.12) - (1.97)%	20.20 - 20.43%	3.73%	20.92%	40.51%

Small Cap Stock
Units	900,039	1,097,211	1,054,332	727,667	420,820
Unit value	$16.12	$15.36	$13.77	$12.79	$10.69
Deathclaim units	392	—	1,220
Deathclaim unit value	$12.36	$11.76	$10.52
Net assets	$14,673,829	$17,039,433	$14,667,869	$9,391,843	$4,528,097
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.29%	0.11%	0.03%	0.00%	0.01%
Total return (c)	4.97 - 5.13%	11.55 - 11.79%	7.62%	19.61%	38.66%

Small Cap Index
Units	859,252	1,109,577	1,406,279	1,357,127	1,003,693
Unit value	$15.05	$15.30	$13.48	$12.70	$10.52
Deathclaim units	221	490	—
Deathclaim unit value	$11.58	$11.75	$10.34
Net assets	$13,005,303	$17,110,788	$19,096,514	$17,329,756	$10,630,889
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.62%	0.74%	0.66%	0.34%	0.28%
Total return (c)	(1.60) - (1.45)%	13.50 - 13.64%	6.15%	20.76%	36.65%

Mid Cap Growth
Units	5,706,610	7,339,301	10,003,074	12,665,284	9,243,292
Unit value	$22.10	$18.63	$17.34	$15.76	$14.31
Deathclaim units	3,662	5,386	1,104
Deathclaim unit value	$13.51	$11.37	$10.57
Net assets	$129,505,947	$140,051,524	$176,912,907	$203,096,554	$134,383,151
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.42%	0.11%	0.00%	0.00%	0.00%
Total return (c)	18.60 - 18.78%	7.44 - 7.57%	10.05%	10.14%	34.44%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Mid Cap Growth II
Units	398,039	482,817	668,322	868,195	972,723
Unit value	$12.92	$10.90	$10.15	$9.23	$8.01
Deathclaim units	—	—	—
Deathclaim unit value	$13.49	$11.37	$10.57
Net assets	$5,207,235	$5,331,630	$6,834,252	$8,067,524	$7,822,478
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.46%	0.18%	0.00%	0.00%	0.00%
Total return (c)	18.48 - 18.66%	7.39 - 7.57%	10.01%	15.13%	35.84%

Partner Mid Cap Value
Units	290,674	165,014	75,299
Unit value	$13.38	$13.12	$11.46
Deathclaim units	—	—	—
Deathclaim unit value	$12.29	$12.03	$10.49
Net assets	$3,889,308	$2,164,263	$862,855
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (b)	0.00%	1.15%	0.70%
Total return (c)	2.02 - 2.17%	14.49 - 14.68%	14.59%

Mid Cap Stock
Units	1,210,895	1,437,108	1,204,578	577,441	300,513
Unit value	$16.54	$15.82	$14.11	$12.25	$10.57
Deathclaim units	18	3,387	—
Deathclaim unit value	$12.47	$11.92	$10.61
Net assets	$20,297,412	$23,093,255	$17,233,260	$7,099,227	$3,186,514
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.85%	0.33%	0.13%	0.00%	0.35%
Total return (c)	4.54 - 4.69%	12.12 - 12.35%	15.11%	15.95%	30.83%

Mid Cap Index
Units	903,865	1,115,867	1,415,720	1,330,512	964,154
Unit value	$15.69	$14.74	$13.57	$12.22	$10.67
Deathclaim units	220	491	—
Deathclaim unit value	$12.30	$11.54	$10.61
Net assets	$14,323,140	$16,608,187	$19,368,994	$16,367,208	$10,389,528
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.97%	1.01%	0.52%	0.00%	0.82%
Total return (c)	6.44 - 6.60%	8.62 - 8.77%	11.12%	14.49%	33.33%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Partner International Stock
Units	7,165,238	8,563,525	10,485,094	10,722,196	10,366,883
Unit value	$19.77	$18.08	$15.04	$13.37	$11.69
Deathclaim units	3,140	6,242	7,229
Deathclaim unit value	$14.43	$13.18	$10.95
Net assets	$144,846,684	$157,937,574	$160,468,136	$145,820,181	$123,310,675
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.35%	1.49%	1.12%	1.33%	1.51%
Total return (c)	9.35 - 9.52%	20.21 - 20.37%	12.47%	14.38%	29.83%

Partner All Cap
Units	1,427,873	1,547,956	1,590,450	1,515,215	1,720,705
Unit value	$13.73	$11.53	$10.10	$8.63	$7.67
Deathclaim units	168	—	—
Deathclaim unit value	$14.61	$12.25	$10.71
Net assets	$19,873,203	$17,961,016	$16,144,798	$13,153,304	$13,275,918
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.44%	0.44%	0.49%	0.08%	0.15%
Total return (c)	19.04 - 19.22%	14.16 - 14.38%	17.04%	12.39%	22.17%

Large Cap Growth
Units	9,083,525	11,769,350	15,647,693	19,203,346	22,162,134
Unit value	$63.31	$54.83	$51.94	$49.07	$46.08
Deathclaim units	56,826	83,460	17,120
Deathclaim unit value	$12.78	$11.05	$10.45
Net assets	$594,208,474	$664,430,594	$832,597,447	$963,412,840	$1,042,446,562
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.03%	0.54%	0.85%	0.53%	0.55%
Total return (c)	15.46 - 15.64%	5.56 - 5.74%	5.84%	6.50%	29.06%

Large Cap Growth II
Units	402,889	555,960	797,515	1,041,070	1,291,106
Unit value	$12.19	$10.58	$10.02	$9.46	$8.89
Deathclaim units	—	—	—
Deathclaim unit value	$12.76	$11.06	$10.46
Net assets	$4,988,087	$5,951,210	$8,040,153	$9,910,080	$11,544,309
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.63%	0.64%	0.90%	0.00%	0.09%
Total return (c)	15.19 - 15.36%	5.59 - 5.74%	5.91%	6.38%	21.41%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Partner Growth Stock
Units	1,303,592	1,529,931	1,967,246	2,137,629	1,846,949
Unit value	$13.83	$12.80	$11.43	$10.87	$10.00
Deathclaim units	1,284	3,097	—
Deathclaim unit value	$12.78	$11.81	$10.53
Net assets	$18,197,605	$19,764,635	$22,634,771	$23,389,027	$18,603,309
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	0.51%	0.22%	0.50%	0.00%	0.20%
Total return (c)	8.07 - 8.23%	11.99 - 12.16%	5.17%	8.74%	29.61%

Large Cap Value
Units	5,116,247	6,184,943	7,244,625	6,910,640	5,813,172
Unit value	$14.12	$13.64	$11.61	$10.97	$9.72
Deathclaim units	2,272	9,084	849
Deathclaim unit value	$12.81	$12.35	$10.50
Net assets	$73,280,374	$85,556,089	$85,041,407	$76,546,060	$57,023,382
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.22%	1.19%	1.08%	0.00%	0.78%
Total return (c)	3.54 - 3.69%	17.48 - 17.62%	5.85%	12.88%	25.69%

Large Cap Stock
Units	2,728,381	3,396,559	4,311,361	3,438,839	2,152,631
Unit value	$12.83	$12.06	$10.89	$10.46	$9.74
Deathclaim units	1,567	—	4,067
Deathclaim unit value	$12.28	$11.53	$10.40
Net assets	$35,603,934	$41,493,676	$47,445,613	$36,208,095	$21,133,555
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.13%	0.81%	0.81%	0.00%	6.76%
Total return (c)	6.39 - 6.55%	10.74 - 10.87%	4.16%	7.30%	20.03%

Large Cap Index
Units	1,897,500	2,273,859	2,931,896	2,699,871	1,679,602
Unit value	$13.99	$13.45	$11.79	$11.38	$10.41
Deathclaim units	—	264	—
Deathclaim unit value	$12.41	$11.91	$10.42
Net assets	$26,841,007	$30,979,628	$34,944,166	$31,012,794	$17,727,381
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.68%	1.72%	1.49%	0.98%	1.24%
Total return (c)	4.01 - 4.17%	14.08 - 14.30%	3.61%	9.34%	26.81%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Real Estate Securities
Units	946,128	1,359,728	1,583,974	1,404,728	624,853
Unit value	$21.11	$25.66	$19.33	$17.26	$12.91
Deathclaim units	3,008	—	1,027
Deathclaim unit value	$11.60	$14.08	$10.59
Net assets	$20,199,449	$35,292,508	$30,936,769	$24,416,688	$8,095,870
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	1.43%	1.47%	1.29%	0.00%	4.16%
Total return (c)	(17.72) - (17.60)%	32.75 - 32.96%	12.02%	33.70%	29.07%

Balanced
Units	1,008,314	1,232,782	1,650,322	1,791,677	1,454,579
Unit value	$13.55	$12.99	$11.79	$11.47	$10.73
Deathclaim units	1,244	2,011	2,049
Deathclaim unit value	$11.87	$11.37	$10.30
Net assets	$13,935,393	$16,297,326	$19,715,844	$20,698,004	$15,715,011
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	3.06%	3.04%	2.49%	2.01%	4.20%
Total return (c)	4.31 - 4.47%	10.18 - 10.39%	2.78%	6.90%	15.89%

High Yield
Units	5,920,639	7,577,837	9,953,865	12,332,094	14,069,694
Unit value	$31.16	$30.66	$28.11	$27.32	$25.08
Deathclaim units	12,701	37,854	9,106
Deathclaim unit value	$11.29	$11.09	$10.15
Net assets	$191,380,523	$240,544,353	$288,081,361	$346,076,310	$362,069,199
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	8.06%	7.97%	8.03%	8.12%	9.03%
Total return (c)	1.62 - 1.77%	9.07 - 9.26%	2.89%	8.94%	26.60%

Diversified Income Plus
Units	958,713	637,398	470,579	626,080	502,089
Unit value	$14.83	$15.14	$13.40	$13.08	$12.24
Deathclaim units	—	—	—
Deathclaim unit value	$11.26	$11.48	$10.14
Net assets	$14,604,640	$9,926,191	$6,513,067	$8,441,556	$6,393,724
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	2.02%	3.47%	7.43%	6.85%	7.76%
Total return (c)	(2.07) - (1.96)%	12.99 - 13.21%	2.47%	6.83%	24.04%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Income
Units	6,663,742	8,259,452	10,912,633	13,494,845	16,486,382
Unit value	$31.93	$31.10	$29.83	$29.48	$28.46
Deathclaim units	36,181	35,384	6,068
Deathclaim unit value	$10.81	$10.51	$10.07
Net assets	$220,216,576	$265,138,177	$334,263,403	$407,452,465	$479,472,282
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	5.30%	5.19%	4.68%	4.36%	4.48%
Total return (c)	2.65 - 2.81%	4.26 - 4.37%	1.18%	3.59%	7.33%

Bond Index
Units	945,960	1,070,117	1,346,249	1,521,192	1,506,286
Unit value	$12.26	$11.73	$11.40	$11.28	$10.98
Deathclaim units	3,916	—	—
Deathclaim unit value	$10.85	$10.37	$10.06
Net assets	$11,734,077	$12,712,337	$15,527,204	$17,247,351	$16,611,557
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	4.88%	4.72%	4.23%	4.09%	4.27%
Total return (c)	4.52 - 4.68%	2.89 - 3.08%	1.05%	2.77%	2.45%

Limited Maturity Bond
Units	2,995,120	3,622,100	4,573,590	5,105,245	5,012,422
Unit value	$11.60	$11.28	$10.91	$10.82	$10.74
Deathclaim units	2,755	7,387	2,011
Deathclaim unit value	$10.70	$10.39	$10.03
Net assets	$35,576,700	$41,761,721	$50,719,539	$55,968,969	$54,458,700
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	4.75%	4.44%	3.66%	2.84%	2.67%
Total return (c)	2.86 - 3.02%	3.39 - 3.59%	0.83%	0.78%	3.33%

Mortgage Securities
Units	329,303	408,617	521,008	526,424	292,382
Unit value	$11.30	$10.86	$10.49	$10.40	$10.11
Deathclaim units	2,295	—	—
Deathclaim unit value	$10.84	$10.41	$10.04
Net assets	$3,818,822	$4,527,254	$5,558,955	$5,554,716	$2,968,538
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	4.99%	4.98%	4.37%	3.99%	2.09%
Total return (c)	3.96 - 4.12%	3.53 - 3.69%	0.87%	2.88%	1.10%

TLIC VARIABLE ANNUITY ACCOUNT A

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2007	2006	2005	2004	2003
Money Market
Units	22,193,342	19,629,320	17,414,725	22,542,303	32,435,679
Unit value	$1.98	$1.91	$1.84	$1.81	$1.81
Deathclaim units	26,736	117,730	3,107
Deathclaim unit value	$1.09	$1.04	$1.01
Net assets	$44,876,774	$38,398,262	$32,916,873	$41,698,778	$59,721,141
Ratio of expenses to net assets (a)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	1.10%	1.10%
Investment income ratio (b)	5.05%	4.74%	2.78%	0.94%	0.86%
Total return (c)	4.02 - 4.18%	2.97 - 3.80%	1.73%	(0.13)%	(0.27)%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is calculated using accumulation unit values.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Part A: None.

Part B: Financial Statements of Thrivent Life Insurance Company. (3)

Financial Statements of TLIC Variable Annuity Account A. (3)

(b)	Exhibits:

1.	Resolution of the Board of Directors of Thrivent Life Insurance Company (“Depositor”) authorizing the establishment of TLIC Variable Annuity Account A (“Registrant”). (1)

2.	Not Applicable.

3.	Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc (“Thrivent Investment Mgt.”). (2)

4.	Form of Contract. (1)

5.	Contract Application Form. (1)

6.	(a) Articles of Incorporation of Depositor. (1)

(b) Bylaws of Depositor. (1)

7.	Not Applicable.

8.	(a) Management Service Agreement among Thrivent Financial, Thrivent Investment Mgt., and Depositor. (1)

(b) Participation Agreement of Thrivent Life Insurance Company and the Fund (2)

9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (3)

10.	Consent of Independent Registered Public Accounting Firm—Ernst & Young LLP. (3)

11.	Not Applicable.

1

12.	Not Applicable.

13.	Powers of Attorney for Karl D. Anderson, David M. Anderson, Pamela J. Moret, Susan Oberman Smith, Paul B. Zastrow. (3)

14.	Consent of Counsel. (3)

(1)	Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account I, file no. 33-15974, Accession No. 000019085-98-000009 filed April 30, 1998.

(2)	Incorporated by reference from Pre-Effective Amendment 1 to the registration statement of Thrivent Series Fund, Inc., file no. 333-111964, Accession No. 0000790166-04-000031 filed on February 26, 2004. N-14

(3)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable life operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Bruce J. Nicholson	President and Chief Executive Officer

Pamela J. Moret	Director and Executive Vice President

David M. Anderson	Director and Senior Vice President

Karl D. Anderson	Director and Vice President

Susan Oberman Smith	Director, Vice President and Actuary

Paul B. Zastrow	Director and Treasurer

James A. Thomsen	Executive Vice President

2

Russell W. Swansen	Senior Vice President and Chief Investment Officer

Katie S. Kloster	Vice President and Rule 38a-1 Chief Compliance Officer

James M. Odland	Vice President, General Counsel and Secretary

Brian N. Picard	Privacy Officer and Anti-Money Laundering Officer

Mark L. Simenstad	Vice President

Kelly J.R. Bretz	Assistant Vice President

Rhonda R. Fenner	Assistant Vice President

Steven H. C. Lee	Assistant Vice President

George D. Light, Jr.	Assistant Vice President

Donn B. Satrom	Assistant Vice President

Mark O. Swenson	Vice President

Rodney D. Bacon	Assistant Treasurer

Kurt S. Tureson	Assistant Treasurer

Cynthia J. Nigbur	Assistant Secretary

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Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Minnesota. The Depositor is a stock life insurance company organized under the laws of the State of Minnesota. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans ("Thrivent Financial"), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of the Depositor to each wholly-owned direct and indirect subsidiary of Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

The following list shows the relationship of each company to the Depositor.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding Company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	General business corporation	Wisconsin

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance agency	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health insurance agency	Minnesota

Thrivent Financial Lifelong Resources, Inc.	Engaged in educational-type programs	Minnesota

Thrivent Asset Management LLC	Investment Adviser	Delaware

(Subsidiary of Thrivent Life Insurance Company)

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Item 27.	Number of Contract Owners

There were 32,739 qualified and 17,458 non-qualified contracts at March 31, 2008.

Item 28.	Indemnification

Section 4.01 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Article X of the Fund’s Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Funds, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Thrivent Financial contain provisions in which the Funds and Thrivent Financial mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, Thrivent Financial, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, Thrivent Financial, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 29.	Principal Underwriters

a.	Other Activity. Thrivent Investment Mgt. is the principal underwriter of the contracts.

b.	Management. The directors and principal officers of Thrivent Investment Mgt. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.

c.

Name and Principal Business Address	Positions and Offices with Underwriter
James A. Thomsen	Director and President

David M. Anderson	Director and Senior Vice President
4321 North Ballard Road Appleton, WI 54919

Randall L. Boushek	Director

Nikki L. Sorum	Director and Senior Vice President

Christopher J. Kopka	Vice President

Jennifer R. Relien	General Counsel and Secretary

Brian N. Picard 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Privacy and Anti-Money Laundering Officer

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Kurt S. Tureson	Vice President, Chief Financial Officer and Treasurer

Karl D. Anderson	Vice President

Michael J. Fuehrmeyer 2665 Megan Way Neenah, WI 54956	Vice President

Michael J. Haglin 160 Chapel Road Suite 201 Manchester, CT 60640 -1625	Vice President

Katie S. Kloster	Vice President and IC and IA Chief Compliance Officer

Knut A. Olson 4321 North Ballard Road Appleton, WI 54919	Vice President

Park G. Jarrett III	Vice President

Timothy P. Schmidt Suite 550 Golden Valley, MN 55416 - 1078

Eric J. Grinde	Asistant Vice President

David J. Kloster	Assistant Vice President

Jennifer M. Fernjack	Assistant Vice President Compliance Registered Options Principal

Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Assistant Vice President Senior Registered Options Principal

Cynthia J. Nigbur	Assistant Secretary

c.	Compensation from Registrant. Not applicable.

Item 30.	Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415; and 4321 North Ballard Road, Appleton, Wisconsin 54919-0001.

Item 31.	Management Services

Not Applicable.

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Item 32.	Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Thrivent Life Insurance Company hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2008.

TLIC VARIABLE ANNUITY ACCOUNT A
(Registrant)

By THRIVENT LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 22nd day of April, 2008.

THRIVENT LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Bruce J. Nicholson
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of April 2008.

/s/ Bruce J. Nicholson	President and Chief Executive Officer
Bruce J. Nicholson	(Chief Executive Officer)

/s/ Paul B. Zastrow	Vice President and Treasurer
Paul B. Zastrow	(Principal Financial Officer and Principal Accounting Officer)

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A Majority of the Board of Directors:*

Karl D. Anderson

David M. Anderson

Pamela J. Moret

Susan Oberman Smith

Paul B. Zastrow

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Life Insurance Company pursuant to a power of attorney duly executed by such persons filed herewith.

By:	/s/ James M. Odland
James M. Odland, Attorney-in-Fact

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INDEX TO EXHIBITS

TLIC VARIABLE ANNUITY ACCOUNT A

EXHIBIT NO.
EX-10	Consent of Independent Registered Public Accounting Firm—Ernst & Young LLP.
EX-13	Powers of Attorney for Karl D. Anderson, David M. Anderson, Pamela J. Moret, Susan Oberman Smith and Paul B. Zastrow.

EX-14	Consent of Counsel.

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